MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (10.7%)
Activision Blizzard, Inc.	2,340	189,423
Alphabet, Inc. Cl A*	914	1,339,558
Alphabet, Inc. Cl C*	893	1,312,353
AT&T, Inc.	21,636	616,842
CenturyLink, Inc.	3,002	30,290
Charter Communications, Inc. Cl A*	453	282,826
Comcast Corp. Cl A	13,709	634,178
Discovery, Inc. Cl A*	488	10,624
Discovery, Inc. Cl C*	942	18,463
DISH Network Corp. Cl A*	755	21,918
Electronic Arts, Inc.*	875	114,109
Facebook, Inc. Cl A*	7,264	1,902,442
Fox Corp. Cl A	1,044	29,054
Fox Corp. Cl B	476	13,314
Interpublic Group of Cos., Inc.	1,190	19,837
Live Nation Entertainment, Inc.*	432	23,276
Netflix, Inc.*	1,337	668,540
News Corp. Cl A	1,179	16,530
News Corp. Cl B	365	5,103
Omnicom Group, Inc.	652	32,274
Take-Two Interactive Software, Inc.*	347	57,331
T-Mobile US, Inc.*	1,760	201,274
Twitter, Inc.*	2,391	106,399
Verizon Communications, Inc.	12,510	744,220
ViacomCBS, Inc. Cl B	1,709	47,869
Walt Disney Co.	5,461	677,601

		9,115,648

CONSUMER DISCRETIONARY (11.4%)
Advance Auto Parts, Inc.	210	32,235
Amazon.com, Inc.*	1,292	4,068,159
Aptiv PLC	821	75,269
AutoZone, Inc.*	71	83,612
Best Buy Co., Inc.	697	77,569
Booking Hldgs., Inc.*	125	213,835
BorgWarner, Inc.	630	24,406
CarMax, Inc.*	495	45,495
Carnival Corp.	1,589	24,121
Chipotle Mexican Grill, Inc. Cl A*	85	105,715

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Darden Restaurants, Inc.	396	39,893
Dollar General Corp.	755	158,263
Dollar Tree, Inc.*	719	65,674
Domino’s Pizza, Inc.	119	50,608
DR Horton, Inc.	1,003	75,857
eBay, Inc.	2,012	104,825
Etsy, Inc.*	359	43,665
Expedia Group, Inc.	413	37,868
Ford Motor Co.	11,908	79,307
Gap, Inc.	620	10,559
Garmin Ltd.	455	43,161
General Motors Co.	3,831	113,359
Genuine Parts Co.	439	41,780
Hanesbrands, Inc.	1,058	16,664
Hasbro, Inc.	387	32,013
Hilton Worldwide Hldgs., Inc.	841	71,754
Home Depot, Inc.	3,263	906,168
L Brands, Inc.	708	22,522
Las Vegas Sands Corp.	993	46,333
Leggett & Platt, Inc.	405	16,674
Lennar Corp. Cl A	832	67,958
LKQ Corp.*	850	23,571
Lowe’s Cos., Inc.	2,290	379,819
Marriott International, Inc. Cl A	811	75,082
McDonald’s Corp.	2,251	494,072
MGM Resorts International	1,246	27,101
Mohawk Industries, Inc.*	183	17,859
Newell Brands, Inc.	1,147	19,683
NIKE, Inc. Cl B	3,770	473,286
Norwegian Cruise Line Hldgs. Ltd.*	848	14,509
NVR, Inc.*	11	44,914
O’Reilly Automotive, Inc.*	225	103,743
PulteGroup, Inc.	812	37,588
PVH Corp.	217	12,942
Ralph Lauren Corp. Cl A	148	10,060
Ross Stores, Inc.	1,082	100,972
Royal Caribbean Cruises Ltd.	544	35,213
Starbucks Corp.	3,552	305,188
Tapestry, Inc.	851	13,301
Target Corp.	1,512	238,019
Tiffany & Co.	327	37,883
TJX Cos., Inc.	3,643	202,733

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Tractor Supply Co.	351	50,312
Ulta Beauty, Inc.*	172	38,525
Under Armour, Inc. Cl A*	570	6,401
Under Armour, Inc. Cl C*	593	5,835
VF Corp.	968	68,002
Whirlpool Corp.	190	34,939
Wynn Resorts Ltd.	296	21,256
Yum! Brands, Inc.	914	83,448

		9,771,577

CONSUMER STAPLES (6.9%)
Altria Group, Inc.	5,636	217,775
Archer-Daniels-Midland Co.	1,696	78,847
Brown-Forman Corp. Cl B	555	41,803
Campbell Soup Co.	615	29,747
Church & Dwight Co., Inc.	752	70,470
Clorox Co.	384	80,705
Coca-Cola Co.	11,693	577,283
Colgate-Palmolive Co.	2,605	200,976
Conagra Brands, Inc.	1,487	53,101
Constellation Brands, Inc. Cl A	513	97,219
Costco Wholesale Corp.	1,338	474,990
Estee Lauder Cos., Inc. Cl A	683	149,065
General Mills, Inc.	1,858	114,601
Hershey Co.	448	64,216
Hormel Foods Corp.	854	41,752
JM Smucker Co.	347	40,085
Kellogg Co.	776	50,122
Kimberly-Clark Corp.	1,036	152,976
Kraft Heinz Co.	1,973	59,091
Kroger Co.	2,351	79,722
Lamb Weston Hldgs., Inc.	443	29,358
McCormick & Co., Inc.	377	73,176
Molson Coors Beverage Co. Cl B	573	19,230
Mondelez International, Inc. Cl A	4,326	248,529
Monster Beverage Corp.*	1,115	89,423
PepsiCo, Inc.	4,193	581,150
Philip Morris International, Inc.	4,714	353,503
Procter & Gamble Co.	7,543	1,048,402
Sysco Corp.	1,537	95,632
Tyson Foods, Inc. Cl A	900	53,532
Walgreens Boots Alliance, Inc.	2,182	78,377
Walmart, Inc.	4,213	589,441

		5,934,299

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

ENERGY (2.0%)
Apache Corp.	1,146	10,853
Baker Hughes Co. Cl A	1,997	26,540
Cabot Oil & Gas Corp.	1,210	21,006
Chevron Corp.	5,652	406,944
Concho Resources, Inc.	596	26,295
ConocoPhillips	3,248	106,664
Devon Energy Corp.	1,159	10,964
Diamondback Energy, Inc.	474	14,277
EOG Resources, Inc.	1,759	63,218
Exxon Mobil Corp.	12,821	440,145
Halliburton Co.	2,665	32,113
Hess Corp.	831	34,013
HollyFrontier Corp.	444	8,751
Kinder Morgan, Inc.	5,895	72,685
Marathon Oil Corp.	2,387	9,763
Marathon Petroleum Corp.	1,958	57,448
National Oilwell Varco, Inc.	1,182	10,709
Noble Energy, Inc.	1,467	12,543
Occidental Petroleum Corp.	2,557	25,596
ONEOK, Inc.	1,336	34,709
Phillips 66	1,315	68,170
Pioneer Natural Resources Co.	498	42,823
Schlumberger NV	4,218	65,632
TechnipFMC PLC	1,265	7,982
Valero Energy Corp.	1,228	53,197
Williams Cos., Inc.	3,664	71,998

		1,735,038

FINANCIALS (10.9%)
Aflac, Inc.	2,005	72,882
Allstate Corp.	949	89,339
American Express Co.	1,979	198,395
American International Group, Inc.	2,610	71,853
Ameriprise Financial, Inc.	365	56,250
Aon PLC Cl A	703	145,029
Arthur J. Gallagher & Co.	583	61,553
Assurant, Inc.	181	21,957
Bank of America Corp.	23,067	555,684
Bank of New York Mellon Corp.	2,477	85,060
Berkshire Hathaway, Inc. Cl B*	6,033	1,284,667
BlackRock, Inc. Cl A	429	241,763

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Capital One Financial Corp.	1,388	99,742
Cboe Global Markets, Inc.	330	28,954
Charles Schwab Corp.	3,520	127,530
Chubb Ltd.	1,368	158,852
Cincinnati Financial Corp.	456	35,554
Citigroup, Inc.	6,328	272,800
Citizens Financial Group, Inc.	1,302	32,915
CME Group, Inc. Cl A	1,090	182,368
Comerica, Inc.	424	16,218
Discover Financial Svcs.	933	53,909
E*TRADE Financial Corp.	670	33,534
Everest Re Group Ltd.	122	24,100
Fifth Third Bancorp	2,156	45,966
First Republic Bank	523	57,038
Franklin Resources, Inc.	811	16,504
Globe Life, Inc.	299	23,890
Goldman Sachs Group, Inc.	1,045	210,014
Hartford Financial Svcs. Group, Inc.	1,091	40,214
Huntington Bancshares, Inc.	3,092	28,354
Intercontinental Exchange, Inc.	1,702	170,285
Invesco Ltd.	1,144	13,053
iShares Core S&P 500 ETF	3,350	1,125,801
JPMorgan Chase & Co.	9,194	885,106
KeyCorp	2,962	35,337
Lincoln National Corp.	549	17,200
Loews Corp.	725	25,194
M&T Bank Corp.	390	35,915
MarketAxess Hldgs., Inc.	115	55,383
Marsh & McLennan Cos., Inc.	1,539	176,523
MetLife, Inc.	2,339	86,941
Moody’s Corp.	488	141,447
Morgan Stanley	3,634	175,704
MSCI, Inc. Cl A	253	90,265
Nasdaq, Inc.	348	42,703
Northern Trust Corp.	632	49,277
People’s United Financial, Inc.	1,290	13,300
PNC Financial Svcs. Group, Inc.	1,289	141,674
Principal Financial Group, Inc.	775	31,209
Progressive Corp.	1,775	168,039
Prudential Financial, Inc.	1,200	76,224
Raymond James Financial, Inc.	371	26,994
Regions Financial Corp.	2,921	33,679

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

S&P Global, Inc.	730	263,238
State Street Corp.	1,074	63,720
SVB Financial Group*	158	38,018
Synchrony Financial	1,650	43,181
T. Rowe Price Group, Inc.	688	88,215
Travelers Cos., Inc.	769	83,198
Truist Financial Corp.	4,086	155,472
U.S. Bancorp	4,160	149,136
Unum Group	617	10,384
Wells Fargo & Co.	12,515	294,228
Willis Towers Watson PLC	392	81,857
WR Berkley Corp.	429	26,233
Zions Bancorporation	500	14,610

		9,301,631

HEALTH CARE (14.0%)
Abbott Laboratories	5,356	582,893
AbbVie, Inc.	5,340	467,731
ABIOMED, Inc.*	136	37,680
Agilent Technologies, Inc.	929	93,773
Alexion Pharmaceuticals, Inc.*	663	75,867
Align Technology, Inc.*	218	71,364
AmerisourceBergen Corp. Cl A	445	43,129
Amgen, Inc.	1,776	451,388
Anthem, Inc.	760	204,128
Baxter International, Inc.	1,535	123,445
Becton Dickinson & Co.	872	202,897
Biogen, Inc.*	479	135,883
Bio-Rad Laboratories, Inc. Cl A*	65	33,505
Boston Scientific Corp.*	4,343	165,946
Bristol-Myers Squibb Co.	6,834	412,022
Cardinal Health, Inc.	879	41,269
Catalent, Inc.*	499	42,744
Centene Corp.*	1,747	101,903
Cerner Corp.	928	67,085
Cigna Corp.	1,111	188,215
Cooper Cos., Inc.	149	50,231
CVS Health Corp.	3,963	231,439
Danaher Corp.	1,912	411,711
DaVita, Inc.*	228	19,528
DENTSPLY SIRONA, Inc.	662	28,949
DexCom, Inc.*	291	119,959
Edwards Lifesciences Corp.*	1,882	150,221

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Eli Lilly & Co.	2,403	355,692
Gilead Sciences, Inc.	3,794	239,743
HCA Healthcare, Inc.	806	100,492
Henry Schein, Inc.*	435	25,569
Hologic, Inc.*	789	52,445
Humana, Inc.	399	165,142
IDEXX Laboratories, Inc.*	258	101,422
Illumina, Inc.*	439	135,686
Incyte Corp.*	563	50,524
Intuitive Surgical, Inc.*	357	253,306
IQVIA Hldgs., Inc.*	583	91,898
Johnson & Johnson	7,929	1,180,470
Laboratory Corp. of America Hldgs.*	295	55,540
McKesson Corp.	488	72,678
Medtronic PLC	4,064	422,331
Merck & Co., Inc.	7,648	634,402
Mettler-Toledo International, Inc.*	73	70,500
Mylan NV*	1,566	23,224
PerkinElmer, Inc.	338	42,422
Perrigo Co. PLC	413	18,961
Pfizer, Inc.	16,770	615,459
Quest Diagnostics, Inc.	407	46,597
Regeneron Pharmaceuticals, Inc.*	318	178,010
ResMed, Inc.	441	75,601
STERIS PLC	258	45,457
Stryker Corp.	990	206,286
Teleflex, Inc.	141	47,999
Thermo Fisher Scientific, Inc.	1,196	528,058
UnitedHealth Group, Inc.	2,859	891,350
Universal Health Svcs., Inc. Cl B	236	25,257
Varian Medical Systems, Inc.*	277	47,644
Vertex Pharmaceuticals, Inc.*	793	215,791
Waters Corp.*	188	36,788
West Pharmaceutical Svcs., Inc.	224	61,578
Zimmer Biomet Hldgs., Inc.	633	86,177
Zoetis, Inc. Cl A	1,434	237,141

		11,992,545

INDUSTRIALS (8.2%)
3M Co.	1,747	279,835
AO Smith Corp.	409	21,595
Alaska Air Group, Inc.	380	13,919
Allegion PLC	280	27,695

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

American Airlines Group, Inc.	1,556	19,123
AMETEK, Inc.	697	69,282
Boeing Co.	1,630	269,374
Carrier Global Corp.	2,458	75,067
Caterpillar, Inc.	1,643	245,053
CH Robinson Worldwide, Inc.	410	41,898
Cintas Corp.	263	87,534
Copart, Inc.*	626	65,830
CSX Corp.	2,318	180,039
Cummins, Inc.	448	94,600
Deere & Co.	948	210,105
Delta Air Lines, Inc.	1,966	60,120
Dover Corp.	437	47,345
Eaton Corp. PLC	1,217	124,171
Emerson Electric Co.	1,819	119,272
Equifax, Inc.	370	58,053
Expeditors International of Washington, Inc.	508	45,984
Fastenal Co.	1,747	78,772
FedEx Corp.	730	183,610
Flowserve Corp.	397	10,834
Fortive Corp.	1,023	77,963
Fortune Brands Home & Security, Inc.	420	36,338
General Dynamics Corp.	709	98,147
General Electric Co.	26,589	165,650
Honeywell International, Inc.	2,123	349,467
Howmet Aerospace, Inc.	1,203	20,114
Huntington Ingalls Industries, Inc.	123	17,312
IDEX Corp.	229	41,772
IHS Markit Ltd.	1,384	108,658
Illinois Tool Works, Inc.	878	169,638
Ingersoll Rand, Inc.*	1,132	40,299
Jacobs Engineering Group, Inc.	396	36,737
JB Hunt Transport Svcs., Inc.	256	32,353
Johnson Controls International PLC	2,258	92,239
Kansas City Southern	286	51,717
L-3 Harris Technologies, Inc.	659	111,925
Lockheed Martin Corp.	749	287,077
Masco Corp.	793	43,718
Nielsen Hldgs. PLC	1,094	15,513
Norfolk Southern Corp.	773	165,414
Northrop Grumman Corp.	472	148,911
Old Dominion Freight Line, Inc.	295	53,371

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Otis Worldwide Corp.	1,243	77,588
PACCAR, Inc.	1,053	89,800
Parker-Hannifin Corp.	393	79,520
Pentair PLC	504	23,068
Quanta Svcs., Inc.	418	22,096
Raytheon Technologies Corp.	4,655	267,849
Republic Svcs., Inc. Cl A	638	59,557
Robert Half International, Inc.	349	18,476
Rockwell Automation, Inc.	353	77,900
Rollins, Inc.	451	24,440
Roper Technologies, Inc.	317	125,250
Snap-on, Inc.	166	24,424
Southwest Airlines Co.	1,802	67,575
Stanley Black & Decker, Inc.	487	78,991
Teledyne Technologies, Inc.*	112	34,744
Textron, Inc.	700	25,263
Trane Technologies PLC	728	88,270
TransDigm Group, Inc.	166	78,870
Union Pacific Corp.	2,059	405,355
United Airlines Hldgs., Inc.*	891	30,962
United Parcel Svc., Inc. Cl B	2,148	357,921
United Rentals, Inc.*	220	38,390
Verisk Analytics, Inc. Cl A	493	91,358
Waste Management, Inc.	1,172	132,635
Westinghouse Air Brake Technologies Corp.	545	33,725
WW Grainger, Inc.	136	48,521
Xylem, Inc.	547	46,014

		7,042,005

INFORMATION TECHNOLOGY (27.8%)
Accenture PLC Cl A	1,922	434,353
Adobe, Inc.*	1,461	716,518
Advanced Micro Devices, Inc.*	3,563	292,130
Akamai Technologies, Inc.*	493	54,496
Amphenol Corp. Cl A	906	98,093
Analog Devices, Inc.	1,117	130,399
ANSYS, Inc.*	260	85,080
Apple, Inc.	48,712	5,641,337
Applied Materials, Inc.	2,771	164,736
Arista Networks, Inc.*	166	34,350
Autodesk, Inc.*	668	154,315
Automatic Data Processing, Inc.	1,304	181,895
Broadcom, Inc.	1,220	444,470

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Broadridge Financial Solutions, Inc.	350	46,200
Cadence Design Systems, Inc.*	847	90,316
CDW Corp.	435	51,996
Cisco Systems, Inc.	12,797	504,074
Citrix Systems, Inc.	375	51,641
Cognizant Technology Solutions Corp. Cl A	1,653	114,751
Corning, Inc.	2,303	74,640
DXC Technology Co.	767	13,691
F5 Networks, Inc.*	185	22,712
Fidelity National Information Svcs., Inc.	1,881	276,902
Fiserv, Inc.*	1,687	173,845
FleetCor Technologies, Inc.*	254	60,477
FLIR Systems, Inc.	400	14,340
Fortinet, Inc.*	408	48,066
Gartner, Inc.*	271	33,861
Global Payments, Inc.	911	161,775
Hewlett Packard Enterprise Co.	3,886	36,412
HP, Inc.	4,168	79,150
Intel Corp.	12,922	669,101
International Business Machines Corp.	2,697	328,144
Intuit, Inc.	798	260,316
IPG Photonics Corp.*	108	18,357
Jack Henry & Associates, Inc.	232	37,721
Juniper Networks, Inc.	1,002	21,543
Keysight Technologies, Inc.*	569	56,206
KLA Corp.	472	91,445
Lam Research Corp.	441	146,302
Leidos Hldgs., Inc.	407	36,284
Mastercard, Inc. Cl A	2,681	906,634
Maxim Integrated Products, Inc.	806	54,494
Microchip Technology, Inc.	764	78,509
Micron Technology, Inc.*	3,382	158,819
Microsoft Corp.	23,016	4,840,955
Motorola Solutions, Inc.	516	80,914
NetApp, Inc.	676	29,636
NortonLifeLock, Inc.	1,800	37,512
NVIDIA Corp.	1,872	1,013,164
Oracle Corp.	5,864	350,081
Paychex, Inc.	972	77,536
Paycom Software, Inc.*	150	46,695
PayPal Hldgs., Inc.*	3,560	701,427
Qorvo, Inc.*	347	44,766

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

QUALCOMM, Inc.	3,410	401,289
Salesforce.com, Inc.*	2,777	697,916
Seagate Technology PLC	679	33,454
ServiceNow, Inc.*	581	281,785
Skyworks Solutions, Inc.	507	73,769
Synopsys, Inc.*	463	99,073
TE Connectivity Ltd.	1,005	98,229
Teradyne, Inc.	505	40,127
Texas Instruments, Inc.	2,770	395,528
Tyler Technologies, Inc.*	122	42,524
VeriSign, Inc.*	305	62,479
Visa, Inc. Cl A	5,116	1,023,047
Western Digital Corp.	922	33,699
Western Union Co.	1,245	26,680
Xerox Hldgs. Corp.	544	10,211
Xilinx, Inc.	745	77,659
Zebra Technologies Corp. Cl A*	162	40,899

		23,811,950

MATERIALS (2.6%)
Air Products & Chemicals, Inc.	670	199,566
Albemarle Corp.	324	28,927
Amcor PLC	4,738	52,355
Avery Dennison Corp.	254	32,471
Ball Corp.	992	82,455
Celanese Corp. Cl A	360	38,682
CF Industries Hldgs., Inc.	655	20,115
Corteva, Inc.	2,274	65,514
Dow, Inc.	2,255	106,098
DuPont de Nemours, Inc.	2,236	124,053
Eastman Chemical Co.	413	32,264
Ecolab, Inc.	754	150,679
FMC Corp.	394	41,729
Freeport-McMoRan, Inc.	4,403	68,863
International Flavors & Fragrances, Inc.	326	39,919
International Paper Co.	1,196	48,486
Linde PLC	1,598	380,532
LyondellBasell Industries NV Cl A	782	55,123
Martin Marietta Materials, Inc.	191	44,954
Mosaic Co.	1,051	19,202
Newmont Corp.	2,431	154,247
Nucor Corp.	914	41,002
Packaging Corp. of America	287	31,297

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

PPG Industries, Inc.	718	87,653
Sealed Air Corp.	473	18,357
Sherwin-Williams Co.	249	173,488
Vulcan Materials Co.	404	54,758
WestRock Co.	795	27,618

		2,220,407

REAL ESTATE (2.6%)
Alexandria Real Estate Equities, Inc.	356	56,960
American Tower Corp.	1,342	324,402
Apartment Investment & Management Co. Cl A	451	15,208
AvalonBay Communities, Inc.	428	63,917
Boston Properties, Inc.	430	34,529
CBRE Group, Inc. Cl A*	1,021	47,956
Crown Castle International Corp.	1,269	211,288
Digital Realty Trust, Inc.	815	119,609
Duke Realty Corp.	1,128	41,623
Equinix, Inc.	268	203,715
Equity Residential	1,039	53,332
Essex Property Trust, Inc.	198	39,756
Extra Space Storage, Inc.	391	41,833
Federal Realty Investment Trust	209	15,349
Healthpeak Properties, Inc.	1,631	44,282
Host Hotels & Resorts, Inc.	2,157	23,274
Iron Mountain, Inc.	879	23,548
Kimco Realty Corp.	1,315	14,807
Mid-America Apartment Communities, Inc.	347	40,235
Prologis, Inc.	2,243	225,691
Public Storage	460	102,451
Realty Income Corp.	1,049	63,727
Regency Centers Corp.	480	18,250
SBA Communications Corp. Cl A	339	107,965
Simon Property Group, Inc.	935	60,476
SL Green Realty Corp.	223	10,340
UDR, Inc.	896	29,219
Ventas, Inc.	1,124	47,163
Vornado Realty Trust	478	16,113
Welltower, Inc.	1,261	69,468
Weyerhaeuser Co.	2,278	64,969

		2,231,455

UTILITIES (2.9%)
AES Corp.	2,018	36,546
Alliant Energy Corp.	757	39,099

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Ameren Corp.	748	59,152
American Electric Power Co., Inc.	1,502	122,759
American Water Works Co., Inc.	550	79,684
Atmos Energy Corp.	373	35,655
CenterPoint Energy, Inc.	1,658	32,082
CMS Energy Corp.	868	53,304
Consolidated Edison, Inc.	1,009	78,500
Dominion Energy, Inc.	2,539	200,403
DTE Energy Co.	583	67,068
Duke Energy Corp.	2,231	197,577
Edison International	1,156	58,771
Entergy Corp.	608	59,906
Evergy, Inc.	685	34,812
Eversource Energy	1,038	86,725
Exelon Corp.	2,949	105,456
FirstEnergy Corp.	1,648	47,314
NextEra Energy, Inc.	1,483	411,622
NiSource, Inc.	1,167	25,674
NRG Energy, Inc.	738	22,686
Pinnacle West Capital Corp.	342	25,496
PPL Corp.	2,319	63,100
Public Svc. Enterprise Group, Inc.	1,536	84,342
Sempra Energy	884	104,630
Southern Co.	3,192	173,070
WEC Energy Group, Inc.	954	92,443
Xcel Energy, Inc.	1,593	109,933

		2,507,809

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $83,781,292) 100.0%		85,664,364

	Shares	Value
WARRANTS:
ENERGY (0.0%) (1)
Occidental Petroleum Corp. - expiring 08/03/2027*	369	1,107

TOTAL INDEXED ASSETS - WARRANTS (Cost: $1,827) 0.0% (1)		1,107

TOTAL INDEXED ASSETS (Cost: $83,783,119) 100.0%		85,665,471

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

TOTAL INVESTMENTS (Cost: $83,783,119) 100.0%	85,665,471

OTHER NET ASSETS -0.0% (1)	(412)

NET ASSETS 100.0%	$85,665,059

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (6.1%)
Activision Blizzard, Inc.	199	16,109
Alphabet, Inc. Cl A*	78	114,317
Alphabet, Inc. Cl C*	76	111,690
AT&T, Inc.	1,840	52,458
CenturyLink, Inc.	255	2,573
Charter Communications, Inc. Cl A*	39	24,349
Comcast Corp. Cl A	1,167	53,985
Discovery, Inc. Cl A*	41	893
Discovery, Inc. Cl C*	81	1,588
DISH Network Corp. Cl A*	65	1,887
Electronic Arts, Inc.*	74	9,650
Facebook, Inc. Cl A*	619	162,116
Fox Corp. Cl A	88	2,449
Fox Corp. Cl B	41	1,147
Interpublic Group of Cos., Inc.	101	1,684
Live Nation Entertainment, Inc.*	37	1,994
Netflix, Inc.*	114	57,003
News Corp. Cl A	100	1,402
News Corp. Cl B	31	433
Omnicom Group, Inc.	55	2,722
Take-Two Interactive Software, Inc.*	30	4,957
T-Mobile US, Inc.*	150	17,154
Twitter, Inc.*	203	9,033
Verizon Communications, Inc.	1,065	63,357
ViacomCBS, Inc. Cl B	145	4,061
Walt Disney Co.	465	57,697

		776,708

CONSUMER DISCRETIONARY (6.5%)
Advance Auto Parts, Inc.	18	2,763
Amazon.com, Inc.*	110	346,360
Aptiv PLC	69	6,326
AutoZone, Inc.*	6	7,066
Best Buy Co., Inc.	59	6,566
Booking Hldgs., Inc.*	11	18,818
BorgWarner, Inc.	53	2,053
CarMax, Inc.*	42	3,860
Carnival Corp.	135	2,049
Chipotle Mexican Grill, Inc. Cl A*	7	8,706
Darden Restaurants, Inc.	34	3,425
Dollar General Corp.	65	13,625
Dollar Tree, Inc.*	61	5,572
Domino’s Pizza, Inc.	11	4,678
DR Horton, Inc.	85	6,429
eBay, Inc.	171	8,909
Etsy, Inc.*	30	3,649
Expedia Group, Inc.	35	3,209
Ford Motor Co.	1,013	6,746
Gap, Inc.	53	902
Garmin Ltd.	38	3,605
General Motors Co.	325	9,617
Genuine Parts Co.	37	3,522
Hanesbrands, Inc.	90	1,418
Hasbro, Inc.	33	2,730
Hilton Worldwide Hldgs., Inc.	72	6,143
Home Depot, Inc.	277	76,926
L Brands, Inc.	60	1,909
Las Vegas Sands Corp.	85	3,966
Leggett & Platt, Inc.	35	1,441

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Lennar Corp. Cl A	71	5,799
LKQ Corp.*	73	2,024
Lowe’s Cos., Inc.	195	32,343
Marriott International, Inc. Cl A	69	6,388
McDonald’s Corp.	192	42,142
MGM Resorts International	107	2,327
Mohawk Industries, Inc.*	16	1,561
Newell Brands, Inc.	98	1,682
NIKE, Inc. Cl B	320	40,173
Norwegian Cruise Line Hldgs. Ltd.*	72	1,232
NVR, Inc.*	1	4,083
O’Reilly Automotive, Inc.*	20	9,221
PulteGroup, Inc.	69	3,194
PVH Corp.	19	1,133
Ralph Lauren Corp. Cl A	13	884
Ross Stores, Inc.	92	8,585
Royal Caribbean Cruises Ltd.	46	2,978
Starbucks Corp.	302	25,948
Tapestry, Inc.	72	1,125
Target Corp.	129	20,307
Tiffany & Co.	28	3,244
TJX Cos., Inc.	309	17,196
Tractor Supply Co.	30	4,300
Ulta Beauty, Inc.*	15	3,360
Under Armour, Inc. Cl A*	49	550
Under Armour, Inc. Cl C*	51	502
VF Corp.	82	5,760
Whirlpool Corp.	16	2,942
Wynn Resorts Ltd.	26	1,867
Yum! Brands, Inc.	78	7,122

		832,960

CONSUMER STAPLES (4.0%)
Altria Group, Inc.	479	18,509
Archer-Daniels-Midland Co.	144	6,695
Brown-Forman Corp. Cl B	47	3,540
Campbell Soup Co.	52	2,515
Church & Dwight Co., Inc.	64	5,997
Clorox Co.	33	6,936
Coca-Cola Co.	995	49,123
Colgate-Palmolive Co.	221	17,050
Conagra Brands, Inc.	126	4,499
Constellation Brands, Inc. Cl A	43	8,149
Costco Wholesale Corp.	114	40,470
Estee Lauder Cos., Inc. Cl A	58	12,659
General Mills, Inc.	158	9,745
Hershey Co.	38	5,447
Hormel Foods Corp.	72	3,520
JM Smucker Co.	30	3,466
Kellogg Co.	66	4,263
Kimberly-Clark Corp.	88	12,994
Kraft Heinz Co.	167	5,002
Kroger Co.	200	6,782
Lamb Weston Hldgs., Inc.	38	2,518
McCormick & Co., Inc.	32	6,211
Molson Coors Beverage Co. Cl B	48	1,611
Mondelez International, Inc. Cl A	368	21,142
Monster Beverage Corp.*	95	7,619
PepsiCo, Inc.	357	49,480
Philip Morris International, Inc.	402	30,146
Procter & Gamble Co.	641	89,093
Sysco Corp.	131	8,151
Tyson Foods, Inc. Cl A	76	4,520

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Walgreens Boots Alliance, Inc.	186	6,681
Walmart, Inc.	359	50,228

		504,761

ENERGY (1.1%)
Apache Corp.	97	919
Baker Hughes Co. Cl A	169	2,246
Cabot Oil & Gas Corp.	103	1,788
Chevron Corp.	481	34,632
Concho Resources, Inc.	51	2,250
ConocoPhillips	277	9,097
Devon Energy Corp.	99	936
Diamondback Energy, Inc.	41	1,235
EOG Resources, Inc.	150	5,391
Exxon Mobil Corp.	1,091	37,454
Halliburton Co.	226	2,723
Hess Corp.	70	2,865
HollyFrontier Corp.	38	749
Kinder Morgan, Inc.	502	6,190
Marathon Oil Corp.	204	834
Marathon Petroleum Corp.	167	4,900
National Oilwell Varco, Inc.	101	915
Noble Energy, Inc.	124	1,060
Occidental Petroleum Corp.	218	2,182
ONEOK, Inc.	114	2,962
Phillips 66	112	5,806
Pioneer Natural Resources Co.	43	3,697
Schlumberger NV	358	5,571
TechnipFMC PLC	108	681
Valero Energy Corp.	105	4,549
Williams Cos., Inc.	312	6,131

		147,763

FINANCIALS (7.0%)
Aflac, Inc.	171	6,216
Allstate Corp.	81	7,625
American Express Co.	169	16,942
American International Group, Inc.	222	6,112
Ameriprise Financial, Inc.	32	4,932
Aon PLC Cl A	60	12,378
Arthur J. Gallagher & Co.	49	5,173
Assurant, Inc.	16	1,941
Bank of America Corp.	1,963	47,289
Bank of New York Mellon Corp.	210	7,211
Berkshire Hathaway, Inc. Cl B*	513	109,238
BlackRock, Inc. Cl A	37	20,851
Capital One Financial Corp.	118	8,479
Cboe Global Markets, Inc.	29	2,544
Charles Schwab Corp.	299	10,833
Chubb Ltd.	116	13,470
Cincinnati Financial Corp.	39	3,041
Citigroup, Inc.	538	23,193
Citizens Financial Group, Inc.	110	2,781
CME Group, Inc. Cl A	92	15,393
Comerica, Inc.	36	1,377
Discover Financial Svcs.	79	4,565
E*TRADE Financial Corp.	57	2,853
Everest Re Group Ltd.	11	2,173
Fifth Third Bancorp	183	3,902
First Republic Bank	45	4,908
Franklin Resources, Inc.	69	1,404
Globe Life, Inc.	25	1,998
Goldman Sachs Group, Inc.	88	17,685
Hartford Financial Svcs. Group, Inc.	92	3,391

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Huntington Bancshares, Inc.	263	2,412
Intercontinental Exchange, Inc.	144	14,407
Invesco Ltd.	97	1,107
iShares Core S&P 500 ETF	610	204,997
JPMorgan Chase & Co.	783	75,379
KeyCorp.	251	2,994
Lincoln National Corp.	47	1,473
Loews Corp.	62	2,154
M&T Bank Corp.	34	3,131
MarketAxess Hldgs., Inc.	10	4,816
Marsh & McLennan Cos., Inc.	131	15,026
MetLife, Inc.	199	7,397
Moody’s Corp.	42	12,174
Morgan Stanley	309	14,940
MSCI, Inc. Cl A	22	7,849
Nasdaq, Inc.	30	3,681
Northern Trust Corp.	54	4,210
People’s United Financial, Inc.	109	1,124
PNC Financial Svcs. Group, Inc.	109	11,980
Principal Financial Group, Inc.	66	2,658
Progressive Corp.	151	14,295
Prudential Financial, Inc.	102	6,479
Raymond James Financial, Inc.	31	2,256
Regions Financial Corp.	248	2,859
S&P Global, Inc.	63	22,718
State Street Corp.	91	5,399
SVB Financial Group*	14	3,369
Synchrony Financial	140	3,664
T. Rowe Price Group, Inc.	59	7,565
Travelers Cos., Inc.	65	7,032
Truist Financial Corp.	347	13,203
U.S. Bancorp	354	12,691
Unum Group	52	875
Wells Fargo & Co.	1,064	25,015
Willis Towers Watson PLC	34	7,100
WR Berkley Corp.	36	2,201
Zions Bancorporation	42	1,227

		901,755

HEALTH CARE (8.0%)
Abbott Laboratories	456	49,626
AbbVie, Inc.	455	39,853
ABIOMED, Inc.*	12	3,325
Agilent Technologies, Inc.	79	7,974
Alexion Pharmaceuticals, Inc.*	57	6,523
Align Technology, Inc.*	19	6,220
AmerisourceBergen Corp. Cl A	38	3,683
Amgen, Inc.	152	38,632
Anthem, Inc.	65	17,458
Baxter International, Inc.	131	10,535
Becton Dickinson & Co.	75	17,451
Biogen, Inc.*	41	11,631
Bio-Rad Laboratories, Inc. Cl A*	6	3,093
Boston Scientific Corp.*	369	14,100
Bristol-Myers Squibb Co.	582	35,089
Cardinal Health, Inc.	75	3,521
Catalent, Inc.*	42	3,598
Centene Corp.*	149	8,691
Cerner Corp.	79	5,711
Cigna Corp.	95	16,094
Cooper Cos., Inc.	13	4,383
CVS Health Corp.	338	19,739
Danaher Corp.	162	34,883

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

DaVita, Inc.*	20	1,713
DENTSPLY SIRONA, Inc.	56	2,449
DexCom, Inc.*	24	9,894
Edwards Lifesciences Corp.*	160	12,771
Eli Lilly & Co.	205	30,344
Gilead Sciences, Inc.	323	20,410
HCA Healthcare, Inc.	69	8,603
Henry Schein, Inc.*	37	2,175
Hologic, Inc.*	67	4,454
Humana, Inc.	34	14,072
IDEXX Laboratories, Inc.*	22	8,648
Illumina, Inc.*	38	11,745
Incyte Corp.*	47	4,218
Intuitive Surgical, Inc.*	31	21,996
IQVIA Hldgs., Inc.*	49	7,724
Johnson & Johnson	675	100,494
Laboratory Corp. of America Hldgs.*	25	4,707
McKesson Corp.	42	6,255
Medtronic PLC	346	35,956
Merck & Co., Inc.	651	54,000
Mettler-Toledo International, Inc.*	7	6,760
Mylan NV*	134	1,987
PerkinElmer, Inc.	29	3,640
Perrigo Co. PLC	35	1,607
Pfizer, Inc.	1,427	52,371
Quest Diagnostics, Inc.	35	4,007
Regeneron Pharmaceuticals, Inc.*	27	15,114
ResMed, Inc.	37	6,343
STERIS PLC	22	3,876
Stryker Corp.	84	17,503
Teleflex, Inc.	12	4,085
Thermo Fisher Scientific, Inc.	102	45,035
UnitedHealth Group, Inc.	244	76,072
Universal Health Svcs., Inc. Cl B	21	2,248
Varian Medical Systems, Inc.*	24	4,128
Vertex Pharmaceuticals, Inc.*	67	18,232
Waters Corp.*	16	3,131
West Pharmaceutical Svcs., Inc.	19	5,223
Zimmer Biomet Hldgs., Inc.	53	7,215
Zoetis, Inc. Cl A	122	20,175

		1,023,193

INDUSTRIALS (4.7%)
3M Co.	148	23,707
Alaska Air Group, Inc.	32	1,172
Allegion PLC	24	2,374
American Airlines Group, Inc.	132	1,622
AMETEK, Inc.	59	5,865
AO Smith Corp.	35	1,848
Boeing Co.	138	22,806
Carrier Global Corp.	210	6,413
Caterpillar, Inc.	140	20,881
CH Robinson Worldwide, Inc.	35	3,577
Cintas Corp.	22	7,323
Copart, Inc.*	53	5,574
CSX Corp.	197	15,301
Cummins, Inc.	38	8,024
Deere & Co.	81	17,952
Delta Air Lines, Inc.	167	5,107
Dover Corp.	37	4,009
Eaton Corp. PLC	103	10,509
Emerson Electric Co.	154	10,098
Equifax, Inc.	32	5,021

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Expeditors International of Washington, Inc.	44	3,983
Fastenal Co.	148	6,673
FedEx Corp.	62	15,594
Flowserve Corp.	34	928
Fortive Corp.	87	6,630
Fortune Brands Home & Security, Inc.	36	3,115
General Dynamics Corp.	60	8,306
General Electric Co.	2,262	14,092
Honeywell International, Inc.	181	29,794
Howmet Aerospace, Inc.	102	1,705
Huntington Ingalls Industries, Inc.	11	1,548
IDEX Corp.	20	3,648
IHS Markit Ltd.	118	9,264
Illinois Tool Works, Inc.	74	14,298
Ingersoll Rand, Inc.*	96	3,418
Jacobs Engineering Group, Inc.	34	3,154
JB Hunt Transport Svcs., Inc.	22	2,781
Johnson Controls International PLC	192	7,843
Kansas City Southern	24	4,340
L-3 Harris Technologies, Inc.	56	9,511
Lockheed Martin Corp.	64	24,530
Masco Corp.	68	3,749
Nielsen Hldgs. PLC	93	1,319
Norfolk Southern Corp.	66	14,123
Northrop Grumman Corp.	40	12,620
Old Dominion Freight Line, Inc.	25	4,523
Otis Worldwide Corp.	105	6,554
PACCAR, Inc.	89	7,590
Parker-Hannifin Corp.	33	6,677
Pentair PLC	43	1,968
Quanta Svcs., Inc.	35	1,850
Raytheon Technologies Corp.	396	22,786
Republic Svcs., Inc. Cl A	55	5,134
Robert Half International, Inc.	30	1,588
Rockwell Automation, Inc.	30	6,620
Rollins, Inc.	38	2,059
Roper Technologies, Inc.	27	10,668
Snap-on, Inc.	15	2,207
Southwest Airlines Co.	153	5,738
Stanley Black & Decker, Inc.	41	6,650
Teledyne Technologies, Inc.*	10	3,102
Textron, Inc.	59	2,129
Trane Technologies PLC	62	7,518
TransDigm Group, Inc.	14	6,652
Union Pacific Corp.	175	34,452
United Airlines Hldgs., Inc.*	75	2,606
United Parcel Svc., Inc. Cl B	183	30,493
United Rentals, Inc.*	19	3,316
Verisk Analytics, Inc. Cl A	42	7,783
Waste Management, Inc.	100	11,317
Westinghouse Air Brake Technologies Corp.	47	2,908
WW Grainger, Inc.	12	4,281
Xylem, Inc.	46	3,870

		599,188

INFORMATION TECHNOLOGY (15.9%)
Accenture PLC Cl A	164	37,062
Adobe, Inc.*	124	60,813
Advanced Micro Devices, Inc.*	303	24,843
Akamai Technologies, Inc.*	42	4,643
Amphenol Corp. Cl A	77	8,337
Analog Devices, Inc.	95	11,090
ANSYS, Inc.*	23	7,526

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Apple, Inc.	4,145	480,032
Applied Materials, Inc.	235	13,971
Arista Networks, Inc.*	14	2,897
Autodesk, Inc.*	57	13,168
Automatic Data Processing, Inc.	111	15,483
Broadcom, Inc.	103	37,525
Broadridge Financial Solutions, Inc.	30	3,960
Cadence Design Systems, Inc.*	73	7,784
CDW Corp.	37	4,423
Cisco Systems, Inc.	1,089	42,896
Citrix Systems, Inc.	31	4,269
Cognizant Technology Solutions Corp. Cl A	140	9,719
Corning, Inc.	195	6,320
DXC Technology Co.	66	1,178
F5 Networks, Inc.*	16	1,964
Fidelity National Information Svcs., Inc.	160	23,554
Fiserv, Inc.*	144	14,839
FleetCor Technologies, Inc.*	22	5,238
FLIR Systems, Inc.	34	1,219
Fortinet, Inc.*	35	4,124
Gartner, Inc.*	23	2,874
Global Payments, Inc.	77	13,674
Hewlett Packard Enterprise Co.	331	3,102
HP, Inc.	355	6,741
Intel Corp.	1,099	56,906
International Business Machines Corp.	229	27,862
Intuit, Inc.	68	22,182
IPG Photonics Corp.*	10	1,700
Jack Henry & Associates, Inc.	20	3,252
Juniper Networks, Inc.	85	1,827
Keysight Technologies, Inc.*	48	4,741
KLA Corp.	40	7,750
Lam Research Corp.	37	12,275
Leidos Hldgs., Inc.	34	3,031
Mastercard, Inc. Cl A	228	77,103
Maxim Integrated Products, Inc.	69	4,665
Microchip Technology, Inc.	65	6,679
Micron Technology, Inc.*	287	13,478
Microsoft Corp.	1,958	411,826
Motorola Solutions, Inc.	44	6,900
NetApp, Inc.	57	2,499
NortonLifeLock, Inc.	153	3,188
NVIDIA Corp.	159	86,054
Oracle Corp.	499	29,790
Paychex, Inc.	82	6,541
Paycom Software, Inc.*	13	4,047
PayPal Hldgs., Inc.*	303	59,700
Qorvo, Inc.*	30	3,870
QUALCOMM, Inc.	291	34,245
Salesforce.com, Inc.*	236	59,312
Seagate Technology PLC	58	2,858
ServiceNow, Inc.*	50	24,250
Skyworks Solutions, Inc.	43	6,257
Synopsys, Inc.*	39	8,345
TE Connectivity Ltd.	85	8,308
Teradyne, Inc.	43	3,417
Texas Instruments, Inc.	236	33,698
Tyler Technologies, Inc.*	11	3,834
VeriSign, Inc.*	27	5,531
Visa, Inc. Cl A	435	86,987
Western Digital Corp.	78	2,851
Western Union Co.	106	2,272

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Xerox Hldgs. Corp.	47	882
Xilinx, Inc.	63	6,567
Zebra Technologies Corp. Cl A*	14	3,534

		2,026,282

MATERIALS (1.5%)
Air Products & Chemicals, Inc.	57	16,978
Albemarle Corp.	27	2,411
Amcor PLC	404	4,464
Avery Dennison Corp.	22	2,812
Ball Corp.	84	6,982
Celanese Corp. Cl A	30	3,223
CF Industries Hldgs., Inc.	55	1,689
Corteva, Inc.	193	5,560
Dow, Inc.	191	8,987
DuPont de Nemours, Inc.	190	10,541
Eastman Chemical Co.	36	2,812
Ecolab, Inc.	64	12,790
FMC Corp.	33	3,495
Freeport-McMoRan, Inc.	374	5,850
International Flavors & Fragrances, Inc.	28	3,429
International Paper Co.	101	4,095
Linde PLC	136	32,386
LyondellBasell Industries NV Cl A	66	4,652
Martin Marietta Materials, Inc.	17	4,001
Mosaic Co.	90	1,644
Newmont Corp.	207	13,134
Nucor Corp.	78	3,499
Packaging Corp. of America	25	2,726
PPG Industries, Inc.	61	7,447
Sealed Air Corp.	40	1,552
Sherwin-Williams Co.	21	14,631
Vulcan Materials Co.	34	4,609
WestRock Co.	67	2,328

		188,727

REAL ESTATE (1.5%)
Alexandria Real Estate Equities, Inc.	31	4,960
American Tower Corp.	115	27,799
Apartment Investment & Management Co. Cl A	39	1,315
AvalonBay Communities, Inc.	36	5,376
Boston Properties, Inc.	37	2,971
CBRE Group, Inc. Cl A*	86	4,039
Crown Castle International Corp.	108	17,982
Digital Realty Trust, Inc.	70	10,273
Duke Realty Corp.	95	3,506
Equinix, Inc.	23	17,483
Equity Residential	89	4,568
Essex Property Trust, Inc.	17	3,413
Extra Space Storage, Inc.	34	3,638
Federal Realty Investment Trust	18	1,322
Healthpeak Properties, Inc.	139	3,774
Host Hotels & Resorts, Inc.	183	1,975
Iron Mountain, Inc.	75	2,009
Kimco Realty Corp.	112	1,261
Mid-America Apartment Communities, Inc.	30	3,479
Prologis, Inc.	190	19,118
Public Storage	39	8,686
Realty Income Corp.	89	5,407
Regency Centers Corp.	41	1,559
SBA Communications Corp. Cl A	29	9,236
Simon Property Group, Inc.	79	5,110
SL Green Realty Corp.	19	881
UDR, Inc.	76	2,478

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Ventas, Inc.	96	4,028
Vornado Realty Trust	41	1,382
Welltower, Inc.	108	5,950
Weyerhaeuser Co.	193	5,504

		190,482

UTILITIES (1.7%)
AES Corp.	171	3,097
Alliant Energy Corp.	64	3,306
Ameren Corp.	64	5,061
American Electric Power Co., Inc.	128	10,461
American Water Works Co., Inc.	47	6,809
Atmos Energy Corp.	32	3,059
CenterPoint Energy, Inc.	140	2,709
CMS Energy Corp.	74	4,544
Consolidated Edison, Inc.	86	6,691
Dominion Energy, Inc.	216	17,049
DTE Energy Co.	50	5,752
Duke Energy Corp.	190	16,826
Edison International	98	4,982
Entergy Corp.	51	5,025
Evergy, Inc.	58	2,948
Eversource Energy	88	7,352
Exelon Corp.	251	8,976
FirstEnergy Corp.	140	4,019
NextEra Energy, Inc.	126	34,973
NiSource, Inc.	99	2,178
NRG Energy, Inc.	63	1,937
Pinnacle West Capital Corp.	29	2,162
PPL Corp.	198	5,388
Public Svc. Enterprise Group, Inc.	130	7,138
Sempra Energy	75	8,877
Southern Co.	272	14,748
WEC Energy Group, Inc.	81	7,849
Xcel Energy, Inc.	135	9,316

		213,232

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $7,227,997 ) 58.0%		7,405,051

ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (0.8%)
Cardlytics, Inc.*	111	7,833
Cogent Communications Hldgs., Inc.	90	5,405
Discovery, Inc. Cl A*	185	4,027
Discovery, Inc. Cl C*	1,036	20,305
Gray Television, Inc.*	357	4,916
ORBCOMM, Inc.*	1,668	5,671
Take-Two Interactive Software, Inc.*	83	13,713
TEGNA, Inc.	1,393	16,368
ViacomCBS, Inc. Cl B	166	4,650
World Wrestling Entertainment, Inc. Cl A	59	2,388
Zynga, Inc. Cl A*	2,094	19,097

		104,373

CONSUMER DISCRETIONARY (5.0%)
AutoZone, Inc.*	34	40,039
Bloomin’ Brands, Inc.	2,150	32,830
BorgWarner, Inc.	312	12,087
Bright Horizons Family Solutions, Inc.*	73	11,099
Caesars Entertainment, Inc.*	579	32,459
Capri Hldgs. Ltd.*	735	13,230
Chegg, Inc.*	94	6,715

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Darden Restaurants, Inc.	108	10,880
Deckers Outdoor Corp.*	56	12,321
Dollar General Corp.	62	12,997
Extended Stay America, Inc.	2,421	28,931
Five Below, Inc.*	419	53,213
Foot Locker, Inc.	121	3,997
Fox Factory Hldg. Corp.*	111	8,251
Grand Canyon Education, Inc.*	59	4,717
Haverty Furniture Cos., Inc.	576	12,061
Hilton Grand Vacations, Inc.*	97	2,035
Johnson Outdoors, Inc. Cl A	108	8,844
Lithia Motors, Inc. Cl A	241	54,934
Marriott Vacations Worldwide Corp.	465	42,227
Meritage Homes Corp.*	117	12,915
NVR, Inc.*	4	16,333
Ralph Lauren Corp. Cl A	202	13,730
Skyline Champion Corp.*	552	14,777
Sonic Automotive, Inc. Cl A	621	24,939
Sonos, Inc.*	948	14,391
Stamps.com, Inc.*	38	9,156
Steven Madden Ltd.	449	8,755
Taylor Morrison Home Corp. Cl A*	166	4,082
Tempur Sealy International, Inc.*	192	17,124
Thor Industries, Inc.	203	19,338
Tractor Supply Co.	205	29,385
Williams-Sonoma, Inc.	580	52,455

		641,247

CONSUMER STAPLES (1.3%)
BJ’s Wholesale Club Hldgs., Inc.*	272	11,302
Church & Dwight Co., Inc.	361	33,830
Constellation Brands, Inc. Cl A	255	48,325
Crimson Wine Group Ltd.*	2,162	10,702
Freshpet, Inc.*	140	15,631
Ingredion, Inc.	50	3,784
TreeHouse Foods, Inc.*	712	28,857
Tyson Foods, Inc. Cl A	67	3,986
WD-40 Co.	35	6,626

		163,043

ENERGY (0.7%)
Baker Hughes Co. Cl A	187	2,485
Cheniere Energy, Inc.*	287	13,279
Devon Energy Corp.	1,841	17,416
EQT Corp.	230	2,974
Hess Corp.	82	3,356
MPLX LP	216	3,400
Noble Energy, Inc.	335	2,864
PBF Energy, Inc. Cl A	2,864	16,296
Williams Cos., Inc.	1,152	22,637

		84,707

FINANCIALS (5.6%)
American Equity Investment Life Hldg. Co.	497	10,929
American Financial Group, Inc.	201	13,463
Ameriprise Financial, Inc.	178	27,431
Argo Group International Hldgs. Ltd.	244	8,401
Associated Banc-Corp.	429	5,414
BancFirst Corp.	427	17,439
Bank of Marin Bancorp	218	6,313
Banner Corp.	458	14,775
Brookline Bancorp, Inc.	1,413	12,215
Brown & Brown, Inc.	391	17,701
Bryn Mawr Bank Corp.	435	10,819
Cboe Global Markets, Inc.	117	10,266

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Citizens Financial Group, Inc.	97	2,452
Dime Community Bancshares, Inc.	628	7,103
Discover Financial Svcs.	310	17,911
Ellington Financial, Inc.	1,335	16,367
Enterprise Financial Svcs. Corp.	438	11,944
Essent Group Ltd.	624	23,094
Everest Re Group Ltd.	73	14,420
Fifth Third Bancorp	958	20,424
First Financial Bankshares, Inc.	389	10,857
First Interstate BancSystem, Inc. Cl A	683	21,754
First Republic Bank	131	14,287
Great Southern Bancorp, Inc.	189	6,846
Green Dot Corp. Cl A*	210	10,628
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	157	6,636
Hartford Financial Svcs. Group, Inc.	448	16,513
Heritage Commerce Corp.	689	4,585
Houlihan Lokey, Inc. Cl A	158	9,330
Investors Bancorp, Inc.	986	7,158
iShares Micro-Cap ETF	82	7,419
iShares Russell Mid-Cap ETF	300	17,214
iShares Russell Mid-Cap Value ETF	210	16,976
KeyCorp.	689	8,220
Lincoln National Corp.	107	3,352
M&T Bank Corp.	156	14,366
Marlin Business Svcs. Corp.	432	3,046
Moelis & Co. Cl A	574	20,170
Northfield Bancorp, Inc.	628	5,728
Peoples Bancorp, Inc.	236	4,505
Primerica, Inc.	151	17,084
Progressive Corp.	181	17,135
Raymond James Financial, Inc.	115	8,367
Reinsurance Group of America, Inc.	78	7,425
RLI Corp.	118	9,880
Safety Insurance Group, Inc.	58	4,007
Selective Insurance Group, Inc.	388	19,978
Starwood Property Trust, Inc.	1,909	28,807
Stifel Financial Corp.	163	8,241
Stock Yards Bancorp, Inc.	895	30,466
SVB Financial Group*	38	9,143
Synchrony Financial	107	2,800
TriCo Bancshares	356	8,718
UMB Financial Corp.	247	12,106
Voya Financial, Inc.	692	33,167
Webster Financial Corp.	259	6,840
Zions Bancorporation	225	6,575

		709,210

HEALTH CARE (6.8%)
1Life Healthcare, Inc.*	257	7,288
ABIOMED, Inc.*	27	7,480
ACADIA Pharmaceuticals, Inc.*	280	11,550
Acceleron Pharma, Inc.*	64	7,202
Agilent Technologies, Inc.	308	31,090
Align Technology, Inc.*	33	10,803
Alnylam Pharmaceuticals, Inc.*	60	8,736
Amicus Therapeutics, Inc.*	517	7,300
Arrowhead Pharmaceuticals, Inc.*	213	9,172
Biohaven Pharmaceutical Hldg. Co. Ltd.*	115	7,476
Blueprint Medicines Corp.*	127	11,773
CareDx, Inc.*	170	6,450
Centene Corp.*	315	18,374
Chemed Corp.	33	15,852
ChemoCentryx, Inc.*	118	6,466

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Coherus Biosciences, Inc.*	235	4,310
CRISPR Therapeutics AG*	76	6,357
Emergent BioSolutions, Inc.*	165	17,049
Encompass Health Corp.	140	9,097
Esperion Therapeutics, Inc.*	216	8,029
Exact Sciences Corp.*	80	8,156
Fate Therapeutics, Inc.*	168	6,715
FibroGen, Inc.*	152	6,250
Globus Medical, Inc. Cl A*	147	7,279
HealthEquity, Inc.*	210	10,788
Hill-Rom Hldgs., Inc.	167	13,946
Horizon Therapeutics PLC*	446	34,645
Humana, Inc.	33	13,659
IDEXX Laboratories, Inc.*	26	10,221
Incyte Corp.*	68	6,102
Inmode Ltd.*	159	5,753
Insmed, Inc.*	214	6,878
Inspire Medical Systems, Inc.*	67	8,646
Insulet Corp.*	51	12,066
Intersect ENT, Inc.*	338	5,513
Invitae Corp.*	365	15,823
iRhythm Technologies, Inc.*	77	18,334
Karyopharm Therapeutics, Inc.*	359	5,241
Kodiak Sciences, Inc.*	105	6,217
Krystal Biotech, Inc.*	75	3,229
LHC Group, Inc.*	98	20,831
Madrigal Pharmaceuticals, Inc.*	44	5,224
Masimo Corp.*	46	10,859
Medpace Hldgs., Inc.*	67	7,487
Mettler-Toledo International, Inc.*	18	17,384
Mirati Therapeutics, Inc.*	51	8,469
Momenta Pharmaceuticals, Inc.*	209	10,968
MyoKardia, Inc.*	99	13,497
NanoString Technologies, Inc.*	262	11,712
NantKwest, Inc.*	319	2,212
Natera, Inc.*	161	11,631
Neogen Corp.*	117	9,155
NeoGenomics, Inc.*	273	10,071
Neurocrine Biosciences, Inc.*	36	3,462
Nevro Corp.*	48	6,686
Novavax, Inc.*	55	5,959
Omnicell, Inc.*	133	9,930
Orchard Therapeutics PLC*	431	1,771
OrthoPediatrics Corp.*	116	5,327
Pacific Biosciences of California, Inc.*	1,194	11,785
Penumbra, Inc.*	59	11,468
Prestige Consumer Healthcare, Inc.*	141	5,135
Quidel Corp.*	52	11,408
Repligen Corp.*	121	17,852
Sage Therapeutics, Inc.*	130	7,946
Schrodinger, Inc.*	89	4,228
SeaSpine Hldgs. Corp.*	519	7,422
Sientra, Inc.*	3,456	11,750
Silk Road Medical, Inc.*	125	8,401
Simulations Plus, Inc.	183	13,791
Sorrento Therapeutics, Inc.*	504	5,620
STAAR Surgical Co.*	177	10,011
Supernus Pharmaceuticals, Inc.*	976	20,340
Syneos Health, Inc. Cl A*	117	6,219
Tabula Rasa HealthCare, Inc.*	96	3,914
Tactile Systems Technology, Inc.*	135	4,940
Tandem Diabetes Care, Inc.*	169	19,181

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Theravance Biopharma, Inc.*	235	3,474
Ultragenyx Pharmaceutical, Inc.*	115	9,452
Veeva Systems, Inc. Cl A*	97	27,276
Vericel Corp.*	997	18,474
Wright Medical Group NV*	303	9,254
Xencor, Inc.*	174	6,749
Zimmer Biomet Hldgs., Inc.	180	24,506
Zynex, Inc.*	170	2,967

		873,513

INDUSTRIALS (6.7%)
Alaska Air Group, Inc.	538	19,707
Arcosa, Inc.	380	16,754
Axon Enterprise, Inc.*	78	7,075
Builders FirstSource, Inc.*	369	12,037
Carlisle Cos., Inc.	258	31,572
CH Robinson Worldwide, Inc.	87	8,890
Clean Harbors, Inc.*	166	9,301
Deluxe Corp.	540	13,894
Donaldson Co., Inc.	385	17,872
Dover Corp.	217	23,509
Ducommun, Inc.*	150	4,938
EMCOR Group, Inc.	159	10,766
Encore Wire Corp.	391	18,150
EnPro Industries, Inc.	256	14,441
ESCO Technologies, Inc.	160	12,889
Exponent, Inc.	153	11,021
Federal Signal Corp.	349	10,208
Franklin Electric Co., Inc.	176	10,354
Generac Hldgs., Inc.*	127	24,592
Gorman-Rupp Co.	325	9,574
HEICO Corp. Cl A	132	11,703
Heidrick & Struggles International, Inc.	194	3,812
IAA, Inc.*	389	20,255
ICF International, Inc.	212	13,044
Jacobs Engineering Group, Inc.	100	9,277
Kratos Defense & Security Solutions, Inc.*	509	9,814
L-3 Harris Technologies, Inc.	186	31,590
Lennox International, Inc.	78	21,263
Miller Industries, Inc.	1,100	33,627
Mueller Industries, Inc.	1,546	41,835
Old Dominion Freight Line, Inc.	256	46,316
Oshkosh Corp.	113	8,306
Quanta Svcs., Inc.	225	11,894
Rexnord Corp.	501	14,950
Rockwell Automation, Inc.	81	17,875
Saia, Inc.*	97	12,236
Simpson Manufacturing Co., Inc.	223	21,667
SPX FLOW, Inc.*	607	25,992
Stanley Black & Decker, Inc.	81	13,138
Stericycle, Inc.*	106	6,685
Sunrun, Inc.*	177	13,642
Teledyne Technologies, Inc.*	36	11,168
Tetra Tech, Inc.	114	10,887
Trane Technologies PLC	190	23,037
TransUnion	112	9,422
Trex Co., Inc.*	550	39,380
UFP Industries, Inc.	309	17,461
Upwork, Inc.*	399	6,959
VSE Corp.	622	19,058
Werner Enterprises, Inc.	309	12,975
WESCO International, Inc. Preferred	36	1,008
Woodward, Inc.	304	24,369

		852,189

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

INFORMATION TECHNOLOGY (7.0%)
Akoustis Technologies, Inc.*	634	5,174
Altair Engineering, Inc. Cl A*	186	7,808
Amphenol Corp. Cl A	180	19,488
Analog Devices, Inc.	160	18,679
Blackline, Inc.*	149	13,355
Cabot Microelectronics Corp.	67	9,568
Cardtronics PLC Cl A*	478	9,464
CDW Corp.	48	5,737
Ciena Corp.*	113	4,485
Cirrus Logic, Inc.*	56	3,777
Cloudera, Inc.*	1,474	16,052
Cohu, Inc.	675	11,596
Domo, Inc. Cl B*	147	5,634
DXC Technology Co.	113	2,017
EchoStar Corp. Cl A*	112	2,788
Enphase Energy, Inc.*	100	8,259
EPAM Systems, Inc.*	78	25,216
Euronet Worldwide, Inc.*	157	14,303
Everspin Technologies, Inc.*	1,024	5,806
Five9, Inc.*	493	63,932
FLIR Systems, Inc.	240	8,604
Global Payments, Inc.	124	22,019
Globant S.A.*	58	10,395
Guidewire Software, Inc.*	103	10,740
II-VI, Inc.*	595	24,133
Keysight Technologies, Inc.*	68	6,717
KLA Corp.	57	11,043
Lam Research Corp.	27	8,957
Lattice Semiconductor Corp.*	336	9,731
LivePerson, Inc.*	289	15,025
Lumentum Hldgs., Inc.*	318	23,891
ManTech International Corp. Cl A	151	10,401
MAXIMUS, Inc.	119	8,141
MaxLinear, Inc. Cl A*	441	10,249
Microchip Technology, Inc.	91	9,352
MKS Instruments, Inc.	148	16,166
Monolithic Power Systems, Inc.	55	15,378
Motorola Solutions, Inc.	93	14,583
New Relic, Inc.*	98	5,523
NortonLifeLock, Inc.	187	3,898
Novanta, Inc.*	115	12,114
Okta, Inc. Cl A*	73	15,611
Palo Alto Networks, Inc.*	36	8,811
Perficient, Inc.*	586	25,046
Perspecta, Inc.	454	8,830
Ping Identity Hldg. Corp.*	269	8,395
Plexus Corp.*	95	6,710
Proofpoint, Inc.*	130	13,721
PTC, Inc.*	228	18,860
Pure Storage, Inc. Cl A*	1,135	17,468
Q2 Hldgs., Inc.*	111	10,130
Qorvo, Inc.*	68	8,773
Rapid7, Inc.*	388	23,761
Richardson Electronics Ltd.*	1,767	7,368
RingCentral, Inc. Cl A*	24	6,591
Sailpoint Technologies Hldgs., Inc.*	777	30,746
Sequans Communications S.A.*	807	4,818
Silicon Laboratories, Inc.*	108	10,568
SiTime Corp.*	138	11,596
Splunk, Inc.*	127	23,893

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

SYNNEX Corp.	162	22,690
Synopsys, Inc.*	85	18,189
Twilio, Inc. Cl A*	79	19,520
ViaSat, Inc.*	366	12,587
Virtusa Corp.*	181	8,898
Western Digital Corp.	72	2,632
Xilinx, Inc.	61	6,359
Xperi Hldg. Corp.	549	6,308
Zendesk, Inc.*	240	24,701

		893,778

MATERIALS (2.1%)
Ashland Global Hldgs., Inc.	132	9,361
Avient Corp.	329	8,705
Berry Global Group, Inc.*	85	4,108
Boise Cascade Co.	192	7,665
Coeur Mining, Inc.*	1,559	11,505
Crown Hldgs., Inc.*	556	42,734
Ferro Corp.*	1,000	12,400
FMC Corp.	66	6,990
Freeport-McMoRan, Inc.	770	12,042
Innospec, Inc.	142	8,991
International Flavors & Fragrances, Inc.	103	12,612
Mosaic Co.	136	2,485
Newmont Corp.	621	39,403
Olin Corp.	169	2,092
Packaging Corp. of America	311	33,915
Quaker Chemical Corp.	35	6,290
Steel Dynamics, Inc.	163	4,667
Stepan Co.	91	9,919
Valvoline, Inc.	1,032	19,649
Vulcan Materials Co.	102	13,825

		269,358

REAL ESTATE (3.1%)
Alexander’s, Inc.	33	8,092
American Campus Communities, Inc.	154	5,378
Americold Realty Trust	180	6,435
Apartment Investment & Management Co. Cl A	199	6,710
AvalonBay Communities, Inc.	54	8,065
Brandywine Realty Trust	610	6,308
Camden Property Trust	120	10,678
Cousins Properties, Inc.	582	16,640
CTO Realty Growth, Inc.	100	4,410
Duke Realty Corp.	1,191	43,947
Easterly Government Properties, Inc.	1,431	32,069
EastGroup Properties, Inc.	76	9,829
Equity Commonwealth	324	8,628
Equity LifeStyle Properties, Inc.	86	5,272
Essex Property Trust, Inc.	31	6,225
Highwoods Properties, Inc.	371	12,454
Host Hotels & Resorts, Inc.	1,058	11,415
Industrial Logistics Properties Trust	546	11,941
JBG SMITH Properties	328	8,771
Kilroy Realty Corp.	349	18,134
Medical Properties Trust, Inc.	864	15,232
Physicians Realty Trust	352	6,304
PotlatchDeltic Corp.	289	12,167
Prologis, Inc.	148	14,892
QTS Realty Trust, Inc. Cl A	310	19,536
Redfin Corp.*	287	14,330
Sabra Health Care REIT, Inc.	553	7,623
SBA Communications Corp. Cl A	90	28,663
Sun Communities, Inc.	123	17,295

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Vornado Realty Trust	82	2,764
Welltower, Inc.	144	7,933
Weyerhaeuser Co.	160	4,564

		392,704

UTILITIES (2.0%)
AES Corp.	448	8,113
Ameren Corp.	192	15,183
Atmos Energy Corp.	80	7,647
Avista Corp.	395	13,477
Black Hills Corp.	217	11,607
Chesapeake Utilities Corp.	147	12,392
Edison International	113	5,745
Entergy Corp.	118	11,627
Evergy, Inc.	588	29,882
FirstEnergy Corp.	375	10,767
Fortis, Inc.	484	19,776
IDACORP, Inc.	80	6,392
NiSource, Inc.	1,205	26,510
Northwest Natural Hldg. Co.	116	5,265
NorthWestern Corp.	189	9,193
PNM Resources, Inc.	313	12,936
Portland General Electric Co.	303	10,757
PPL Corp.	300	8,163
Public Svc. Enterprise Group, Inc.	273	14,991
Sempra Energy	219	25,921
Spire, Inc.	142	7,554

		273,898

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $5,397,165) 41.1%		5,258,020

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.5%)
Citibank, New York Time Deposit	0.01	10/01/20	68,035	68,035

TOTAL TEMPORARY CASH INVESTMENT (Cost: $68,035) 0.5%				68,035

TOTAL INVESTMENTS (Cost: $12,693,197) 99.6%				12,731,106

OTHER NET ASSETS 0.4%				44,799

NET ASSETS 100.0%				$12,775,905

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.9%)
ORBCOMM, Inc.*	8,534	29,016
TEGNA, Inc.	7,118	83,636

		112,652

CONSUMER DISCRETIONARY (11.7%)
Bloomin’ Brands, Inc.	6,061	92,552
Capri Hldgs. Ltd.*	2,415	43,470
Extended Stay America, Inc.	5,040	60,228
Haverty Furniture Cos., Inc.	2,962	62,024
Johnson Outdoors, Inc. Cl A	585	47,906
Marriott Vacations Worldwide Corp.	1,354	122,957
Meritage Homes Corp.*	611	67,448
Sonic Automotive, Inc. Cl A	3,515	141,162
Williams-Sonoma, Inc.	838	75,789

		713,536

CONSUMER STAPLES (2.5%)
Crimson Wine Group Ltd.*	10,511	52,029
TreeHouse Foods, Inc.*	2,460	99,704

		151,733

ENERGY (1.7%)
Devon Energy Corp.	6,640	62,814
PBF Energy, Inc. Cl A	7,562	43,028

		105,842

FINANCIALS (25.1%)
American Equity Investment Life Hldg. Co.	2,532	55,679
Argo Group International Hldgs. Ltd.	1,292	44,484
BancFirst Corp.	1,949	79,597
Bank of Marin Bancorp	1,131	32,754
Banner Corp.	2,356	76,004
Brookline Bancorp, Inc.	7,105	61,423
Bryn Mawr Bank Corp.	2,163	53,794
Dime Community Bancshares, Inc.	3,876	43,837
Ellington Financial, Inc.	6,796	83,319
Enterprise Financial Svcs. Corp.	2,331	63,566
Essent Group Ltd.	2,192	81,126
First Interstate BancSystem, Inc. Cl A	3,476	110,711
Great Southern Bancorp, Inc.	1,027	37,198
Green Dot Corp. Cl A*	1,080	54,659
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	868	36,690
Heritage Commerce Corp.	3,481	23,166
Investors Bancorp, Inc.	5,027	36,496
Marlin Business Svcs. Corp.	2,436	17,174
Moelis & Co. Cl A	1,465	51,480
Northfield Bancorp, Inc.	3,139	28,628
Peoples Bancorp, Inc.	1,196	22,832
Safety Insurance Group, Inc.	328	22,661
Selective Insurance Group, Inc.	2,044	105,245
Stifel Financial Corp.	807	40,802
Stock Yards Bancorp, Inc.	4,661	158,660
TriCo Bancshares	1,775	43,470
UMB Financial Corp.	1,289	63,174

		1,528,629

HEALTH CARE (6.1%)
NanoString Technologies, Inc.*	665	29,726
Novavax, Inc.*	292	31,638
Pacific Biosciences of California, Inc.*	5,937	58,598

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Prestige Consumer Healthcare, Inc.*	693	25,239
SeaSpine Hldgs. Corp.*	2,691	38,481
Sientra, Inc.*	7,796	26,506
Supernus Pharmaceuticals, Inc.*	3,425	71,377
Syneos Health, Inc. Cl A*	601	31,949
Vericel Corp.*	3,121	57,832

		371,346

INDUSTRIALS (20.1%)
Arcosa, Inc.	1,950	85,975
Builders FirstSource, Inc.*	1,895	61,815
Deluxe Corp.	2,730	70,243
Encore Wire Corp.	1,857	86,202
EnPro Industries, Inc.	1,470	82,923
ICF International, Inc.	530	32,611
Kratos Defense & Security Solutions, Inc.*	2,638	50,861
Miller Industries, Inc.	5,607	171,406
Mueller Industries, Inc.	5,847	158,220
Rexnord Corp.	2,590	77,286
SPX FLOW, Inc.*	2,120	90,778
UFP Industries, Inc.	1,545	87,308
VSE Corp.	3,157	96,730
Werner Enterprises, Inc.	1,608	67,520
WESCO International, Inc. Preferred	213	5,964

		1,225,842

INFORMATION TECHNOLOGY (10.1%)
Cardtronics PLC Cl A*	1,451	28,730
Cirrus Logic, Inc.*	255	17,200
Cloudera, Inc.*	3,778	41,142
Cohu, Inc.	1,951	33,518
EchoStar Corp. Cl A*	695	17,299
Everspin Technologies, Inc.*	2,075	11,765
II-VI, Inc.*	1,301	52,769
ManTech International Corp. Cl A	785	54,071
MKS Instruments, Inc.	316	34,517
Perficient, Inc.*	652	27,866
Perspecta, Inc.	1,621	31,528
Plexus Corp.*	495	34,962
Richardson Electronics Ltd.*	10,252	42,751
Sequans Communications S.A.*	3,913	23,361
SYNNEX Corp.	859	120,311
ViaSat, Inc.*	390	13,412
Xperi Hldg. Corp.	2,716	31,207

		616,409

MATERIALS (3.9%)
Avient Corp.	1,668	44,135
Berry Global Group, Inc.*	396	19,135
Boise Cascade Co.	1,003	40,040
Coeur Mining, Inc.*	2,041	15,062
Ferro Corp.*	5,050	62,620
Stepan Co.	510	55,590

		236,582

REAL ESTATE (10.3%)
Alexander’s, Inc.	112	27,465
Cousins Properties, Inc.	2,445	69,903
CTO Realty Growth, Inc.	539	23,770
Easterly Government Properties, Inc.	4,828	108,196
Equity Commonwealth	1,663	44,286
Highwoods Properties, Inc.	1,934	64,924

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Industrial Logistics Properties Trust	2,870	62,767
JBG SMITH Properties	1,687	45,110
Medical Properties Trust, Inc.	4,481	79,000
PotlatchDeltic Corp.	1,493	62,855
Sabra Health Care REIT, Inc.	2,831	39,025

		627,301

UTILITIES (5.3%)
Avista Corp.	2,046	69,809
Black Hills Corp.	1,122	60,017
Northwest Natural Hldg. Co.	604	27,416
NorthWestern Corp.	959	46,646
PNM Resources, Inc.	1,874	77,452
Spire, Inc.	734	39,049

		320,389

TOTAL COMMON STOCKS (Cost: $7,233,990) 98.7%		6,010,261

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.1%)
JP Morgan Chase, New York Time Deposit	0.01	10/01/20	68,146	68,146

TOTAL TEMPORARY CASH INVESTMENT (Cost: $68,146) 1.1%				68,146

TOTAL INVESTMENTS (Cost: $7,302,136) 99.8%				6,078,407

OTHER NET ASSETS 0.2%				9,891

NET ASSETS 100.0%				$6,088,298

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.8%)
Cardlytics, Inc.*	833	58,785
Cogent Communications Hldgs., Inc.	713	42,815
Gray Television, Inc.*	2,697	37,138
World Wrestling Entertainment, Inc. Cl A	459	18,576
Zynga, Inc. Cl A*	4,459	40,666

		197,980

CONSUMER DISCRETIONARY (13.8%)
Bloomin’ Brands, Inc.	7,305	111,547
Caesars Entertainment, Inc.*	2,862	160,444
Chegg, Inc.*	679	48,508
Deckers Outdoor Corp.*	417	91,744
Extended Stay America, Inc.	6,505	77,735
Five Below, Inc.*	1,296	164,592
Fox Factory Hldg. Corp.*	840	62,437
Lithia Motors, Inc. Cl A	802	182,808
Marriott Vacations Worldwide Corp.	579	52,579
Skyline Champion Corp.*	4,161	111,390
Sonos, Inc.*	7,085	107,550
Stamps.com, Inc.*	288	69,394
Steven Madden Ltd.	3,384	65,988
Tempur Sealy International, Inc.*	630	56,190
Thor Industries, Inc.	635	60,490
Williams-Sonoma, Inc.	1,112	100,569

		1,523,965

CONSUMER STAPLES (2.3%)
BJ’s Wholesale Club Hldgs., Inc.*	2,054	85,344
Freshpet, Inc.*	1,093	122,033
WD-40 Co.	264	49,978

		257,355

ENERGY (0.1%)
PBF Energy, Inc. Cl A	1,885	10,726

FINANCIALS (4.8%)
Essent Group Ltd.	1,477	54,664
First Financial Bankshares, Inc.	2,933	81,860
Houlihan Lokey, Inc. Cl A	1,242	73,340
iShares Micro-Cap ETF	534	48,311
Moelis & Co. Cl A	2,158	75,832
Primerica, Inc.	592	66,979
RLI Corp.	883	73,933
Starwood Property Trust, Inc.	3,612	54,505

		529,424

HEALTH CARE (33.1%)
1Life Healthcare, Inc.*	1,929	54,706
ACADIA Pharmaceuticals, Inc.*	1,131	46,654
Acceleron Pharma, Inc.*	473	53,227
Amicus Therapeutics, Inc.*	4,028	56,875
Arrowhead Pharmaceuticals, Inc.*	1,598	68,810
Biohaven Pharmaceutical Hldg. Co. Ltd.*	873	56,754
Blueprint Medicines Corp.*	959	88,899
CareDx, Inc.*	1,323	50,195
ChemoCentryx, Inc.*	895	49,046
Coherus Biosciences, Inc.*	1,776	32,572
CRISPR Therapeutics AG*	597	49,933
Emergent BioSolutions, Inc.*	1,229	126,993

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Esperion Therapeutics, Inc.*	1,620	60,215
Fate Therapeutics, Inc.*	1,270	50,762
FibroGen, Inc.*	1,177	48,398
Globus Medical, Inc. Cl A*	1,164	57,641
HealthEquity, Inc.*	1,583	81,319
Horizon Therapeutics PLC*	689	53,522
Inmode Ltd.*	1,137	41,137
Insmed, Inc.*	1,675	53,834
Inspire Medical Systems, Inc.*	509	65,686
Intersect ENT, Inc.*	2,922	47,658
Invitae Corp.*	2,866	124,241
iRhythm Technologies, Inc.*	567	135,008
Karyopharm Therapeutics, Inc.*	2,711	39,581
Kodiak Sciences, Inc.*	826	48,907
Krystal Biotech, Inc.*	563	24,237
LHC Group, Inc.*	728	154,744
Madrigal Pharmaceuticals, Inc.*	342	40,606
Medpace Hldgs., Inc.*	490	54,758
Mirati Therapeutics, Inc.*	386	64,095
Momenta Pharmaceuticals, Inc.*	1,517	79,612
MyoKardia, Inc.*	725	98,839
NanoString Technologies, Inc.*	999	44,655
NantKwest, Inc.*	2,386	16,547
Natera, Inc.*	1,276	92,178
Neogen Corp.*	906	70,895
NeoGenomics, Inc.*	2,029	74,850
Nevro Corp.*	375	52,238
Omnicell, Inc.*	1,061	79,214
Orchard Therapeutics PLC*	3,212	13,201
OrthoPediatrics Corp.*	903	41,466
Quidel Corp.*	217	47,605
Repligen Corp.*	572	84,393
Sage Therapeutics, Inc.*	536	32,760
Schrodinger, Inc.*	661	31,404
Sientra, Inc.*	13,123	44,618
Silk Road Medical, Inc.*	947	63,648
Simulations Plus, Inc.	1,378	103,846
Sorrento Therapeutics, Inc.*	3,712	41,389
STAAR Surgical Co.*	1,339	75,734
Supernus Pharmaceuticals, Inc.*	2,351	48,995
Tabula Rasa HealthCare, Inc.*	739	30,129
Tactile Systems Technology, Inc.*	1,023	37,432
Tandem Diabetes Care, Inc.*	680	77,180
Theravance Biopharma, Inc.*	1,668	24,661
Ultragenyx Pharmaceutical, Inc.*	866	71,177
Vericel Corp.*	3,012	55,812
Wright Medical Group NV*	2,459	75,098
Xencor, Inc.*	1,463	56,750
Zynex, Inc.*	1,278	22,301

		3,669,640

INDUSTRIALS (13.0%)
Axon Enterprise, Inc.*	588	53,332
Ducommun, Inc.*	1,128	37,134
EMCOR Group, Inc.	916	62,022
ESCO Technologies, Inc.	1,205	97,075
Exponent, Inc.	1,152	82,979
Federal Signal Corp.	2,633	77,015
Franklin Electric Co., Inc.	1,326	78,009

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Generac Hldgs., Inc.*	496	96,045
Gorman-Rupp Co.	2,416	71,175
Heidrick & Struggles International, Inc.	1,547	30,399
IAA, Inc.*	1,145	59,620
ICF International, Inc.	887	54,577
Saia, Inc.*	719	90,695
Simpson Manufacturing Co., Inc.	1,520	147,683
Sunrun, Inc.*	1,335	102,888
Tetra Tech, Inc.	863	82,416
Trex Co., Inc.*	1,646	117,854
Upwork, Inc.*	2,995	52,233
Woodward, Inc.	633	50,741

		1,443,892

INFORMATION TECHNOLOGY (23.0%)
Akoustis Technologies, Inc.*	5,030	41,045
Altair Engineering, Inc. Cl A*	1,395	58,562
Blackline, Inc.*	1,109	99,400
Cabot Microelectronics Corp.	500	71,405
Cardtronics PLC Cl A*	1,589	31,462
Cloudera, Inc.*	5,458	59,438
Cohu, Inc.	2,177	37,401
Domo, Inc. Cl B*	1,113	42,661
Enphase Energy, Inc.*	749	61,860
Everspin Technologies, Inc.*	4,697	26,632
Five9, Inc.*	1,756	227,718
Globant S.A.*	450	80,649
II-VI, Inc.*	2,670	108,295
Lattice Semiconductor Corp.*	2,523	73,066
LivePerson, Inc.*	2,262	117,601
Lumentum Hldgs., Inc.*	1,252	94,063
MAXIMUS, Inc.	948	64,853
MaxLinear, Inc. Cl A*	3,456	80,317
New Relic, Inc.*	773	43,566
Novanta, Inc.*	865	91,119
Perficient, Inc.*	3,721	159,036
Ping Identity Hldg. Corp.*	2,021	63,075
Pure Storage, Inc. Cl A*	3,798	58,451
Q2 Hldgs., Inc.*	872	79,579
Rapid7, Inc.*	2,907	178,025
Sailpoint Technologies Hldgs., Inc.*	5,840	231,089
Silicon Laboratories, Inc.*	811	79,356
SiTime Corp.*	1,085	91,173
ViaSat, Inc.*	924	31,776
Virtusa Corp.*	1,357	66,710

		2,549,383

MATERIALS (2.2%)
Coeur Mining, Inc.*	9,267	68,390
Innospec, Inc.	961	60,851
Quaker Chemical Corp.	268	48,162
Valvoline, Inc.	3,445	65,593

		242,996

REAL ESTATE (3.5%)
Easterly Government Properties, Inc.	4,551	101,988
EastGroup Properties, Inc.	573	74,106
Physicians Realty Trust	2,764	49,503
QTS Realty Trust, Inc. Cl A	1,066	67,180
Redfin Corp.*	1,939	96,814

		389,591

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

UTILITIES (0.8%)
Chesapeake Utilities Corp.	1,055	88,936

TOTAL COMMON STOCKS (Cost: $9,510,461) 98.4%		10,903,888

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.5%)
JP Morgan Chase, New York Time Deposit	0.01	10/01/20	166,499	166,499

TOTAL TEMPORARY CASH INVESTMENT (Cost: $166,499) 1.5%				166,499

TOTAL INVESTMENTS (Cost: $9,676,960) 99.9%				11,070,387

OTHER NET ASSETS 0.1%				6,235

NET ASSETS 100.0%				$11,076,622

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.5%)
ATN International, Inc.	53	2,657
Cincinnati Bell, Inc.*	241	3,615
Cogent Communications Hldgs., Inc.	201	12,070
Consolidated Communications Hldgs., Inc.*	348	1,980
EW Scripps Co. Cl A	274	3,135
Gannett Co., Inc.	627	815
Glu Mobile, Inc.*	693	5,319
Iridium Communications, Inc.*	561	14,350
Marcus Corp.	108	835
Meredith Corp.	194	2,545
QuinStreet, Inc.*	231	3,659
Scholastic Corp.	144	3,023
Shenandoah Telecommunications Co.	239	10,620
Spok Hldgs., Inc.	85	808
TechTarget, Inc.*	111	4,880
Vonage Hldgs. Corp.*	1,105	11,304

		81,615

CONSUMER DISCRETIONARY (14.1%)
Abercrombie & Fitch Co. Cl A	297	4,137
American Axle & Manufacturing Hldgs., Inc.*	547	3,156
American Public Education, Inc.*	71	2,001
America’s Car-Mart, Inc.*	30	2,546
Asbury Automotive Group, Inc.*	92	8,965
Barnes & Noble Education, Inc.*	145	374
Bed Bath & Beyond, Inc.	597	8,943
Big Lots, Inc.	167	7,448
BJ’s Restaurants, Inc.	107	3,150
Bloomin’ Brands, Inc.	384	5,864
Boot Barn Hldgs., Inc.*	138	3,883
Brinker International, Inc.	216	9,228
Buckle, Inc.	136	2,773
Caleres, Inc.	187	1,788
Callaway Golf Co.	449	8,594
Capri Hldgs. Ltd.*	717	12,906
Cato Corp. Cl A	99	774
Cavco Industries, Inc.*	41	7,393
Century Communities, Inc.*	138	5,842
Cheesecake Factory, Inc.	201	5,576
Chico’s FAS, Inc.	566	550
Children’s Place, Inc.	70	1,984
Chuy’s Hldgs., Inc.*	94	1,841
Conn’s, Inc.*	92	973
Cooper Tire & Rubber Co.	242	7,671
Cooper-Standard Hldgs., Inc.*	81	1,070
Core-Mark Hldg. Co., Inc.	217	6,278
Crocs, Inc.*	321	13,716
Dave & Buster’s Entertainment, Inc.	229	3,472
Designer Brands, Inc. Cl A	284	1,542
Dine Brands Global, Inc.	79	4,313
Dorman Products, Inc.*	137	12,382
El Pollo Loco Hldgs., Inc.*	89	1,442
Ethan Allen Interiors, Inc.	105	1,422
Fiesta Restaurant Group, Inc.*	84	787
Fossil Group, Inc.*	226	1,297

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

GameStop Corp. Cl A*	258	2,632
Genesco, Inc.*	68	1,465
Gentherm, Inc.*	157	6,421
G-III Apparel Group Ltd.*	208	2,727
Group 1 Automotive, Inc.	81	7,160
Guess?, Inc.	176	2,045
Haverty Furniture Cos., Inc.	83	1,738
Hibbett Sports, Inc.*	79	3,098
Installed Building Products, Inc.*	106	10,785
iRobot Corp.*	132	10,019
Kontoor Brands, Inc.	227	5,493
La-Z-Boy, Inc.	219	6,927
LCI Industries	120	12,755
LGI Homes, Inc.*	105	12,198
Liquidity Svcs., Inc.*	125	932
Lumber Liquidators Hldgs., Inc.*	137	3,021
M/I Homes, Inc.*	136	6,263
Macy’s, Inc.	1,477	8,419
MarineMax, Inc.*	102	2,618
MDC Hldgs., Inc.	240	11,304
Meritage Homes Corp.*	178	19,649
Michaels Cos., Inc.*	348	3,360
Monarch Casino & Resort, Inc.*	60	2,676
Monro, Inc.	158	6,410
Motorcar Parts of America, Inc.*	91	1,416
Movado Group, Inc.	79	785
ODP Corp.	252	4,901
Oxford Industries, Inc.	81	3,269
Perdoceo Education Corp.*	324	3,966
PetMed Express, Inc.	96	3,036
Red Robin Gourmet Burgers, Inc.*	74	974
Regis Corp.*	115	706
Rent-A-Center, Inc.	231	6,905
Ruth’s Hospitality Group, Inc.	153	1,692
Shake Shack, Inc. Cl A*	170	10,962
Shoe Carnival, Inc.	41	1,377
Shutterstock, Inc.	105	5,464
Signet Jewelers Ltd.	251	4,694
Sleep Number Corp.*	133	6,505
Sonic Automotive, Inc. Cl A	116	4,659
Stamps.com, Inc.*	82	19,758
Standard Motor Products, Inc.	96	4,286
Steven Madden Ltd.	374	7,293
Sturm Ruger & Co., Inc.	82	5,015
Tupperware Brands Corp.*	232	4,677
Unifi, Inc.*	70	899
Universal Electronics, Inc.*	66	2,491
Vera Bradley, Inc.*	105	642
Vista Outdoor, Inc.*	275	5,550
Winnebago Industries, Inc.	162	8,371
Wolverine World Wide, Inc.	391	10,103
YETI Hldgs., Inc.*	356	16,134
Zumiez, Inc.*	100	2,782

		465,508

CONSUMER STAPLES (3.6%)
Andersons, Inc.	147	2,818
B&G Foods, Inc.	304	8,442
Calavo Growers, Inc.	79	5,235

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Cal-Maine Foods, Inc.*	178	6,830
Central Garden & Pet Co.*	46	1,837
Central Garden & Pet Co. Cl A*	186	6,722
Chefs’ Warehouse, Inc.*	156	2,268
Coca-Cola Consolidated, Inc.	22	5,295
Fresh Del Monte Produce, Inc.	145	3,324
Inter Parfums, Inc.	84	3,137
J&J Snack Foods Corp.	71	9,258
John B Sanfilippo & Son, Inc.	42	3,166
Medifast, Inc.	56	9,209
MGP Ingredients, Inc.	63	2,504
National Beverage Corp.*	56	3,809
PriceSmart, Inc.	112	7,442
Seneca Foods Corp. Cl A*	33	1,179
SpartanNash Co.	169	2,763
United Natural Foods, Inc.*	446	6,632
Universal Corp.	117	4,900
USANA Health Sciences, Inc.*	58	4,272
Vector Group Ltd.	606	5,872
WD-40 Co.	65	12,305

		119,219

ENERGY (2.7%)
Archrock, Inc.	615	3,309
Bonanza Creek Energy, Inc.*	87	1,636
Callon Petroleum Co.*	191	921
CONSOL Energy, Inc.*	127	563
Core Laboratories N.V.	214	3,266
DMC Global, Inc.	71	2,339
Dorian LPG Ltd.*	160	1,282
Dril-Quip, Inc.*	167	4,135
Exterran Corp.*	120	499
Geospace Technologies Corp.*	65	402
Green Plains, Inc.*	161	2,492
Gulfport Energy Corp.*	685	361
Helix Energy Solutions Group, Inc.*	677	1,632
Helmerich & Payne, Inc.	520	7,618
Laredo Petroleum, Inc.*	43	421
Matador Resources Co.*	527	4,353
Matrix Svc. Co.*	126	1,052
Nabors Industries Ltd.	31	758
Newpark Resources, Inc.*	449	471
Oasis Petroleum, Inc.*	1,405	393
Oceaneering International, Inc.*	479	1,686
Oil States International, Inc.*	297	811
Par Pacific Hldgs., Inc.*	190	1,286
Patterson-UTI Energy, Inc.	910	2,593
PBF Energy, Inc. Cl A	450	2,560
PDC Energy, Inc.*	482	5,974
Penn Virginia Corp.*	73	719
ProPetro Hldg. Corp.*	387	1,571
QEP Resources, Inc.	1,153	1,041
Range Resources Corp.	1,205	7,977
Renewable Energy Group, Inc.*	185	9,883
REX American Resources Corp.*	26	1,706
RPC, Inc.*	279	737
SEACOR Hldgs., Inc.*	91	2,646
SM Energy Co.	509	809
Southwestern Energy Co.*	2,897	6,808

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Talos Energy, Inc.*	112	722
US Silica Hldgs., Inc.	357	1,071

		88,503

FINANCIALS (19.0%)
Allegiance Bancshares, Inc.	90	2,103
Ambac Financial Group, Inc.*	121	1,545
American Equity Investment Life Hldg. Co.	441	9,698
Ameris Bancorp	334	7,609
AMERISAFE, Inc.	93	5,334
Apollo Commercial Real Estate Finance, Inc.	650	5,856
ARMOUR Residential REIT, Inc.	309	2,939
Axos Financial, Inc.*	245	5,711
Banc of California, Inc.	214	2,166
BancFirst Corp.	89	3,635
BankUnited, Inc.	440	9,640
Banner Corp.	169	5,452
Berkshire Hills Bancorp, Inc.	239	2,416
Blucora, Inc.*	230	2,167
Boston Private Financial Hldgs., Inc.	394	2,175
Brightsphere Investment Group, Inc.	285	3,676
Brookline Bancorp, Inc.	377	3,259
Cadence BanCorp Cl A	606	5,206
Capstead Mortgage Corp.	456	2,563
Central Pacific Financial Corp.	136	1,846
City Hldg. Co.	77	4,436
Columbia Banking System, Inc.	342	8,157
Community Bank System, Inc.	257	13,996
Customers Bancorp, Inc.*	139	1,557
CVB Financial Corp.	606	10,078
Dime Community Bancshares, Inc.	137	1,549
Donnelley Financial Solutions, Inc.*	143	1,910
Eagle Bancorp, Inc.	154	4,126
eHealth, Inc.*	122	9,638
Employers Hldgs., Inc.	140	4,235
Encore Capital Group, Inc.*	149	5,750
Enova International, Inc.*	146	2,393
EZCORP, Inc. Cl A*	251	1,263
FB Financial Corp.	147	3,693
First BanCorp.	1,047	5,465
First Commonwealth Financial Corp.	468	3,622
First Financial Bancorp	470	5,642
First Hawaiian, Inc.	615	8,899
First Midwest Bancorp, Inc.	546	5,886
Flagstar Bancorp, Inc.	200	5,926
Granite Point Mortgage Trust, Inc.	265	1,879
Great Western Bancorp, Inc.	264	3,287
Green Dot Corp. Cl A*	253	12,804
Greenhill & Co., Inc.	68	772
Hanmi Financial Corp.	146	1,199
HCI Group, Inc.	30	1,479
Heritage Financial Corp.	173	3,181
HomeStreet, Inc.	109	2,808
Hope Bancorp, Inc.	591	4,483
Horace Mann Educators Corp.	199	6,647
Independent Bank Corp.	158	8,276
Independent Bank Group, Inc.	175	7,731
Invesco Mortgage Capital, Inc.	861	2,333
iShares Core S&P Small-Cap ETF	1,782	125,150

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

James River Group Hldgs. Ltd.	147	6,546
Kinsale Capital Group, Inc.	100	19,018
KKR Real Estate Finance Trust, Inc.	128	2,116
Meta Financial Group, Inc.	164	3,152
Mr Cooper Group, Inc.*	343	7,656
National Bank Hldgs. Corp. Cl A	146	3,832
NBT Bancorp, Inc.	209	5,605
New York Mortgage Trust, Inc.	1,802	4,595
NMI Hldgs., Inc. Cl A*	409	7,280
Northfield Bancorp, Inc.	229	2,088
Northwest Bancshares, Inc.	609	5,603
OFG Bancorp	246	3,065
Old National Bancorp.	787	9,885
Pacific Premier Bancorp, Inc.	449	9,043
Palomar Hldgs., Inc.*	102	10,632
Park National Corp.	67	5,491
PennyMac Mortgage Investment Trust	475	7,633
Piper Sandler Cos.	66	4,818
PRA Group, Inc.*	216	8,629
Preferred Bank	65	2,088
ProAssurance Corp.	256	4,004
Provident Financial Svcs., Inc.	349	4,258
Ready Capital Corp.	196	2,195
Redwood Trust, Inc.	550	4,136
S&T Bancorp, Inc.	186	3,290
Safety Insurance Group, Inc.	69	4,767
Seacoast Banking Corp. of Florida*	253	4,562
ServisFirst Bancshares, Inc.	224	7,623
Simmons First National Corp. Cl A	518	8,213
Southside Bancshares, Inc.	150	3,665
Stewart Information Svcs. Corp.	126	5,510
StoneX Group, Inc.*	78	3,990
Third Point Reinsurance Ltd.*	391	2,717
Tompkins Financial Corp.	58	3,295
Triumph Bancorp, Inc.*	108	3,363
Trupanion, Inc.*	153	12,072
TrustCo Bank Corp.	456	2,380
United Community Banks, Inc.	414	7,009
United Fire Group, Inc.	103	2,093
United Insurance Hldgs. Corp.	100	606
Universal Insurance Hldgs., Inc.	138	1,910
Veritex Hldgs., Inc.	237	4,036
Virtus Investment Partners, Inc.	35	4,853
Waddell & Reed Financial, Inc. Cl A	310	4,604
Walker & Dunlop, Inc.	139	7,367
Westamerica BanCorp	129	7,011
WisdomTree Investments, Inc.	537	1,718
World Acceptance Corp.*	22	2,322

		627,590

HEALTH CARE (12.0%)
Addus HomeCare Corp.*	70	6,616
Allscripts Healthcare Solutions, Inc.*	783	6,374
AMAG Pharmaceuticals, Inc.*	143	1,344
AMN Healthcare Svcs., Inc.*	223	13,037
Amphastar Pharmaceuticals, Inc.*	172	3,225
AngioDynamics, Inc.*	181	2,183
ANI Pharmaceuticals, Inc.*	45	1,269
Anika Therapeutics, Inc.*	68	2,407

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

BioTelemetry, Inc.*	160	7,293
Cardiovascular Systems, Inc.*	188	7,398
Coherus Biosciences, Inc.*	295	5,410
Community Health Systems, Inc.*	543	2,291
Computer Programs & Systems, Inc.	60	1,657
CONMED Corp.	110	8,654
Contra Progenics Pharmaceuticals, Inc. — contingent value rights*	384	0	††
Corcept Therapeutics, Inc.*	493	8,581
CorVel Corp.*	43	3,673
Covetrus, Inc.*	461	11,248
Cross Country Healthcare, Inc.*	165	1,071
CryoLife, Inc.*	181	3,343
Cutera, Inc.*	84	1,593
Cytokinetics, Inc.*	332	7,188
Eagle Pharmaceuticals, Inc.*	57	2,421
Enanta Pharmaceuticals, Inc.*	84	3,846
Endo International PLC*	1,081	3,567
Ensign Group, Inc.	243	13,866
Fulgent Genetics, Inc.*	56	2,242
Glaukos Corp.*	213	10,548
Hanger, Inc.*	184	2,911
HealthStream, Inc.*	121	2,428
Heska Corp.*	42	4,149
HMS Hldgs. Corp.*	427	10,227
Innoviva, Inc.*	298	3,114
Inogen, Inc.*	87	2,523
Integer Hldgs. Corp.*	158	9,324
Invacare Corp.	166	1,248
Lannett Co., Inc.*	163	996
Lantheus Hldgs., Inc.*	319	4,042
LeMaitre Vascular, Inc.	79	2,570
Luminex Corp.	206	5,407
Magellan Health, Inc.*	107	8,108
Meridian Bioscience, Inc.*	200	3,396
Merit Medical Systems, Inc.*	234	10,179
Mesa Laboratories, Inc.	23	5,859
Myriad Genetics, Inc.*	354	4,616
Natus Medical, Inc.*	162	2,775
Neogen Corp.*	252	19,719
NeoGenomics, Inc.*	521	19,220
NextGen Healthcare, Inc.*	267	3,402
Omnicell, Inc.*	203	15,156
OraSure Technologies, Inc.*	343	4,174
Orthofix Medical, Inc.*	92	2,865
Owens & Minor, Inc.	304	7,633
Pacira BioSciences, Inc.*	203	12,204
Pennant Group, Inc.*	123	4,743
Phibro Animal Health Corp. Cl A	96	1,670
Providence Svc. Corp.*	58	5,389
R1 RCM, Inc.*	555	9,518
RadNet, Inc.*	204	3,131
REGENXBIO, Inc.*	142	3,908
Select Medical Hldgs. Corp.*	508	10,577
Simulations Plus, Inc.	71	5,351
Spectrum Pharmaceuticals, Inc.*	666	2,717
Supernus Pharmaceuticals, Inc.*	252	5,252
Surmodics, Inc.*	65	2,529
Tabula Rasa HealthCare, Inc.*	99	4,036

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Tactile Systems Technology, Inc.*	92	3,366
Tivity Health, Inc.*	178	2,496
US Physical Therapy, Inc.	62	5,387
Vanda Pharmaceuticals, Inc.*	260	2,512
Varex Imaging Corp.*	185	2,353
Xencor, Inc.*	270	10,473
Zynex, Inc.*	90	1,571

		397,569

INDUSTRIALS (18.0%)
AAON, Inc.	195	11,749
AAR Corp.	160	3,008
ABM Industries, Inc.	321	11,768
Aegion Corp. Cl A*	147	2,077
Aerojet Rocketdyne Hldgs., Inc.*	349	13,922
AeroVironment, Inc.*	104	6,241
Alamo Group, Inc.	47	5,077
Albany International Corp. Cl A	148	7,327
Allegiant Travel Co. Cl A	63	7,547
American Woodmark Corp.*	82	6,440
Apogee Enterprises, Inc.	127	2,714
Applied Industrial Technologies, Inc.	186	10,249
ArcBest Corp.	122	3,789
Arcosa, Inc.	232	10,229
Astec Industries, Inc.	109	5,913
Atlas Air Worldwide Hldgs., Inc.*	124	7,552
AZZ, Inc.	126	4,299
Barnes Group, Inc.	225	8,041
Brady Corp. Cl A	233	9,325
Bristow Group, Inc.*	111	2,359
Chart Industries, Inc.*	168	11,805
CIRCOR International, Inc.*	96	2,626
Comfort Systems USA, Inc.	174	8,963
Cubic Corp.	151	8,784
Deluxe Corp.	201	5,172
DXP Enterprises, Inc.*	79	1,274
Echo Global Logistics, Inc.*	127	3,273
Encore Wire Corp.	99	4,596
Enerpac Tool Group Corp. Cl A*	284	5,342
EnPro Industries, Inc.	99	5,585
ESCO Technologies, Inc.	124	9,989
Exponent, Inc.	246	17,719
Federal Signal Corp.	291	8,512
Forrester Research, Inc.*	52	1,705
Forward Air Corp.	135	7,746
Foundation Building Materials, Inc.*	106	1,666
Franklin Electric Co., Inc.	184	10,825
Gibraltar Industries, Inc.*	155	10,097
GMS, Inc.*	203	4,892
Granite Construction, Inc.	225	3,962
Greenbrier Cos., Inc.	158	4,645
Griffon Corp.	215	4,201
Harsco Corp.*	379	5,272
Hawaiian Hldgs., Inc.	222	2,862
Heartland Express, Inc.	238	4,427
Heidrick & Struggles International, Inc.	93	1,827
Hillenbrand, Inc.	359	10,181
Hub Group, Inc. Cl A*	161	8,081
Insteel Industries, Inc.	91	1,702

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Interface, Inc. Cl A	287	1,756
John Bean Technologies Corp.	152	13,967
Kaman Corp.	133	5,183
Kelly Svcs., Inc. Cl A	160	2,726
Korn Ferry	266	7,714
Lindsay Corp.	52	5,027
Lydall, Inc.*	82	1,356
Marten Transport Ltd.	283	4,619
Matson, Inc.	207	8,299
Matthews International Corp. Cl A	149	3,332
Meritor, Inc.*	348	7,287
Moog, Inc. Cl A	144	9,148
Mueller Industries, Inc.	273	7,387
MYR Group, Inc.*	80	2,974
National Presto Industries, Inc.	25	2,047
NOW, Inc.*	529	2,402
Park Aerospace Corp.	90	983
Patrick Industries, Inc.	106	6,097
PGT Innovations, Inc.*	283	4,958
Pitney Bowes, Inc.	825	4,381
Powell Industries, Inc.	43	1,038
Proto Labs, Inc.*	129	16,706
Quanex Building Products Corp.	158	2,914
Raven Industries, Inc.	172	3,701
Resideo Technologies, Inc.*	590	6,490
Resources Connection, Inc.	144	1,663
RR Donnelley & Sons Co.	336	491
Saia, Inc.*	126	15,894
Simpson Manufacturing Co., Inc.	208	20,209
SkyWest, Inc.	240	7,166
SPX Corp.*	212	9,833
SPX FLOW, Inc.*	203	8,692
Standex International Corp.	60	3,552
Team, Inc.*	149	820
Tennant Co.	88	5,312
Titan International, Inc.	235	679
Triumph Group, Inc.	253	1,647
TrueBlue, Inc.*	171	2,649
UFP Industries, Inc.	293	16,557
UniFirst Corp.	74	14,013
US Ecology, Inc.	152	4,966
Veritiv Corp.*	60	760
Viad Corp.	98	2,041
Vicor Corp.*	99	7,695
Wabash National Corp.	253	3,026
Watts Water Technologies, Inc. Cl A	131	13,120
WESCO International, Inc. Preferred	84	2,352

		592,986

INFORMATION TECHNOLOGY (13.1%)
3D Systems Corp.*	574	2,818
8x8, Inc.*	494	7,682
ADTRAN, Inc.	230	2,359
Advanced Energy Industries, Inc.*	184	11,581
Agilysys, Inc.*	97	2,343
Alarm.com Hldgs., Inc.*	209	11,547
Applied Optoelectronics, Inc.*	98	1,102
Arlo Technologies, Inc.*	369	1,941
Axcelis Technologies, Inc.*	159	3,498

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Badger Meter, Inc.	138	9,021
Bel Fuse, Inc. Cl B	49	523
Benchmark Electronics, Inc.	175	3,526
Bottomline Technologies DE, Inc.*	183	7,715
Brooks Automation, Inc.	351	16,237
CalAmp Corp.*	163	1,172
Cardtronics PLC Cl A*	171	3,386
CEVA, Inc.*	105	4,134
Cohu, Inc.	198	3,402
Comtech Telecommunications Corp.	119	1,666
CSG Systems International, Inc.	158	6,470
CTS Corp.	154	3,393
Daktronics, Inc.	172	681
Diebold Nixdorf, Inc.*	372	2,842
Digi International, Inc.*	140	2,188
Diodes, Inc.*	199	11,234
DSP Group, Inc.*	104	1,371
Ebix, Inc.	111	2,287
ePlus, Inc.*	65	4,758
EVERTEC, Inc.	284	9,858
ExlService Hldgs., Inc.*	165	10,885
Extreme Networks, Inc.*	582	2,340
Fabrinet*	175	11,030
FARO Technologies, Inc.*	85	5,183
FormFactor, Inc.*	364	9,074
Harmonic, Inc.*	464	2,589
Ichor Hldgs. Ltd.*	109	2,351
Insight Enterprises, Inc.*	167	9,449
Itron, Inc.*	192	11,662
Knowles Corp.*	436	6,496
Kulicke & Soffa Industries, Inc.	295	6,608
LivePerson, Inc.*	294	15,285
ManTech International Corp. Cl A	130	8,954
MaxLinear, Inc. Cl A*	317	7,367
Methode Electronics, Inc.	180	5,130
MicroStrategy, Inc. Cl A*	35	5,270
MTS Systems Corp.	91	1,739
NETGEAR, Inc.*	141	4,346
NIC, Inc.	317	6,245
OneSpan, Inc.*	157	3,291
Onto Innovation, Inc.*	232	6,909
OSI Systems, Inc.*	80	6,209
PC Connection, Inc.	52	2,135
PDF Solutions, Inc.*	139	2,601
Perficient, Inc.*	159	6,796
Photronics, Inc.*	312	3,108
Plantronics, Inc.	174	2,060
Plexus Corp.*	141	9,959
Power Integrations, Inc.	284	15,734
Progress Software Corp.	215	7,886
Rambus, Inc.*	545	7,461
Rogers Corp.*	90	8,825
Sanmina Corp.*	323	8,737
ScanSource, Inc.*	121	2,399
SMART Global Hldgs., Inc.*	66	1,804
SPS Commerce, Inc.*	168	13,082
Sykes Enterprises, Inc.*	190	6,500
TTEC Hldgs., Inc.	87	4,746

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

TTM Technologies, Inc.*	473	5,397
Ultra Clean Hldgs., Inc.*	189	4,056
Unisys Corp.*	301	3,212
Veeco Instruments, Inc.*	237	2,766
Viavi Solutions, Inc.*	1,085	12,727
Virtusa Corp.*	136	6,686
Xperi Hldg. Corp.	513	5,894

		433,718

MATERIALS (5.1%)
AdvanSix, Inc.*	134	1,726
Allegheny Technologies, Inc.*	616	5,372
American Vanguard Corp.	127	1,669
Arconic Corp.*	473	9,011
Balchem Corp.	154	15,035
Boise Cascade Co.	190	7,585
Carpenter Technology Corp.	231	4,195
Century Aluminum Co.*	245	1,744
Clearwater Paper Corp.*	77	2,921
Cleveland-Cliffs, Inc.	1,917	12,307
Ferro Corp.*	396	4,910
FutureFuel Corp.	122	1,387
GCP Applied Technologies, Inc.*	231	4,839
Hawkins, Inc.	45	2,075
Haynes International, Inc.	61	1,043
HB Fuller Co.	247	11,308
Innospec, Inc.	117	7,408
Kaiser Aluminum Corp.	76	4,073
Koppers Hldgs., Inc.*	100	2,091
Kraton Corp.*	154	2,744
Livent Corp.*	707	6,342
Materion Corp.	97	5,047
Mercer International, Inc.*	189	1,247
Myers Industries, Inc.	171	2,262
Neenah, Inc.	81	3,035
Olympic Steel, Inc.	44	500
PH Glatfelter Co.	214	2,947
Quaker Chemical Corp.	63	11,322
Rayonier Advanced Materials, Inc.*	296	947
Schweitzer-Mauduit International, Inc.	151	4,589
Stepan Co.	101	11,009
SunCoke Energy, Inc.	405	1,385
TimkenSteel Corp.*	188	667
Tredegar Corp.	123	1,829
Trinseo S.A.	184	4,718
US Concrete, Inc.*	76	2,207
Warrior Met Coal, Inc.	240	4,099

		167,595

REAL ESTATE (8.0%)
Acadia Realty Trust	413	4,336
Agree Realty Corp.	256	16,292
Alexander & Baldwin, Inc.	346	3,879
American Assets Trust, Inc.	237	5,709
Armada Hoffler Properties, Inc.	277	2,565
Brandywine Realty Trust	812	8,396
CareTrust REIT, Inc.	453	8,061
Chatham Lodging Trust	225	1,715
Community Healthcare Trust, Inc.	101	4,723
CoreCivic, Inc.	569	4,552

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

DiamondRock Hospitality Co.	955	4,842
Diversified Healthcare Trust	1,115	3,925
Easterly Government Properties, Inc.	379	8,493
Essential Properties Realty Trust, Inc.	486	8,904
Four Corners Property Trust, Inc.	337	8,624
Franklin Street Properties Corp.	471	1,724
Getty Realty Corp.	168	4,370
Global Net Lease, Inc.	425	6,758
Hersha Hospitality Trust Cl A	177	981
Independence Realty Trust, Inc.	451	5,227
Industrial Logistics Properties Trust	310	6,780
Innovative Industrial Properties, Inc. Cl A	103	12,783
Investors Real Estate Trust	60	3,910
iStar, Inc.	362	4,275
Kite Realty Group Trust	406	4,701
Lexington Realty Trust	1,329	13,888
LTC Properties, Inc.	186	6,484
Mack-Cali Realty Corp.	407	5,136
Marcus & Millichap, Inc.*	115	3,165
National Storage Affiliates Trust	293	9,584
NexPoint Residential Trust, Inc.	105	4,657
Office Properties Income Trust	231	4,786
RE/MAX Hldgs., Inc. Cl A	87	2,848
Realogy Hldgs. Corp.*	555	5,239
Retail Opportunity Investments Corp.	563	5,864
Retail Properties of America, Inc. Cl A	1,023	5,944
RPT Realty	387	2,105
Safehold, Inc.	65	4,037
Saul Centers, Inc.	61	1,621
SITE Centers Corp.	722	5,198
St Joe Co.*	149	3,074
Summit Hotel Properties, Inc.	507	2,626
Tanger Factory Outlet Centers, Inc.	449	2,707
Uniti Group, Inc.	935	9,850
Universal Health Realty Income Trust	61	3,476
Urstadt Biddle Properties, Inc. Cl A	144	1,325
Washington Prime Group, Inc.	896	580
Washington Real Estate Investment Trust	393	7,911
Whitestone REIT Cl B	190	1,140
Xenia Hotels & Resorts, Inc.	541	4,750

		264,520

UTILITIES (1.7%)
American States Water Co.	175	13,116
Avista Corp.	324	11,055
California Water Service Group	235	10,210
Chesapeake Utilities Corp.	79	6,660
Northwest Natural Hldg. Co.	146	6,627
South Jersey Industries, Inc.	477	9,192

		56,860

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $3,604,078) 99.8%		3,295,683

TOTAL INVESTMENTS (Cost: $3,604,078) 99.8%		3,295,683

OTHER NET ASSETS 0.2%		6,203

NET ASSETS 100.0%		$3,301,886

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.0%)
Discovery, Inc. Cl A*	346	7,533
Discovery, Inc. Cl C*	364	7,134

		14,667

CONSUMER DISCRETIONARY (5.1%)
Capri Hldgs. Ltd.*	482	8,676
Foot Locker, Inc.	234	7,729
Hilton Grand Vacations, Inc.*	175	3,672
Marriott Vacations Worldwide Corp.	251	22,793
Ralph Lauren Corp. Cl A	103	7,001
Taylor Morrison Home Corp. Cl A*	316	7,771
Williams-Sonoma, Inc.	212	19,173

		76,815

CONSUMER STAPLES (3.1%)
Constellation Brands, Inc. Cl A	86	16,298
Ingredion, Inc.	93	7,038
TreeHouse Foods, Inc.*	397	16,090
Tyson Foods, Inc. Cl A	126	7,495

		46,921

ENERGY (3.9%)
Baker Hughes Co. Cl A	377	5,010
Cheniere Energy, Inc.*	203	9,393
Devon Energy Corp.	229	2,166
EQT Corp.	434	5,612
Hess Corp.	154	6,303
MPLX LP	417	6,564
Noble Energy, Inc.	627	5,361
PBF Energy, Inc. Cl A	1,195	6,799
Williams Cos., Inc.	526	10,336

		57,544

FINANCIALS (17.3%)
American Financial Group, Inc.	346	23,175
Ameriprise Financial, Inc.	231	35,599
Associated Banc-Corp.	796	10,045
Citizens Financial Group, Inc.	188	4,753
Discover Financial Svcs.	254	14,676
Everest Re Group Ltd.	84	16,593
Fifth Third Bancorp	679	14,476
Hartford Financial Svcs. Group, Inc.	281	10,358
KeyCorp.	1,276	15,223
Lincoln National Corp.	196	6,141
Progressive Corp.	338	31,998
Reinsurance Group of America, Inc.	151	14,374
Starwood Property Trust, Inc.	696	10,503
SVB Financial Group*	71	17,084
Synchrony Financial	208	5,443
Voya Financial, Inc.	331	15,865
Zions Bancorporation	439	12,828

		259,134

HEALTH CARE (8.3%)
Agilent Technologies, Inc.	312	31,493
Centene Corp.*	287	16,741
Hill-Rom Hldgs., Inc.	180	15,032
Horizon Therapeutics PLC*	157	12,196
Humana, Inc.	64	26,489

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Zimmer Biomet Hldgs., Inc.	165	22,463

		124,414

INDUSTRIALS (19.7%)
Alaska Air Group, Inc.	443	16,227
Carlisle Cos., Inc.	240	29,369
Dover Corp.	148	16,034
HEICO Corp. Cl A	92	8,157
Jacobs Engineering Group, Inc.	185	17,162
L-3 Harris Technologies, Inc.	167	28,363
Mueller Industries, Inc.	747	20,214
Old Dominion Freight Line, Inc.	263	47,582
Oshkosh Corp.	218	16,023
SPX FLOW, Inc.*	425	18,198
Stanley Black & Decker, Inc.	150	24,330
Stericycle, Inc.*	192	12,108
Trane Technologies PLC	342	41,468

		295,235

INFORMATION TECHNOLOGY (7.9%)
Analog Devices, Inc.	115	13,425
Ciena Corp.*	220	8,732
DXC Technology Co.	209	3,731
FLIR Systems, Inc.	430	15,415
KLA Corp.	48	9,300
MKS Instruments, Inc.	53	5,789
NortonLifeLock, Inc.	356	7,419
Perspecta, Inc.	322	6,263
Proofpoint, Inc.*	104	10,977
PTC, Inc.*	143	11,829
Qorvo, Inc.*	122	15,739
ViaSat, Inc.*	118	4,058
Western Digital Corp.	146	5,336

		118,013

MATERIALS (11.8%)
Crown Hldgs., Inc.*	697	53,571
FMC Corp.	131	13,874
Freeport-McMoRan, Inc.	1,465	22,913
Mosaic Co.	244	4,458
Newmont Corp.	322	20,431
Olin Corp.	300	3,714
Packaging Corp. of America	443	48,309
Steel Dynamics, Inc.	313	8,961

		176,231

REAL ESTATE (11.8%)
Alexander’s, Inc.	23	5,640
American Campus Communities, Inc.	289	10,092
Apartment Investment & Management Co. Cl A	380	12,814
AvalonBay Communities, Inc.	106	15,830
Brandywine Realty Trust	1,128	11,664
Duke Realty Corp.	1,046	38,597
Equity LifeStyle Properties, Inc.	173	10,605
Host Hotels & Resorts, Inc.	399	4,305
Kilroy Realty Corp.	170	8,833
Prologis, Inc.	289	29,079
Vornado Realty Trust	153	5,158
Welltower, Inc.	272	14,984
Weyerhaeuser Co.	323	9,212

		176,813

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

UTILITIES (8.6%)
AES Corp.			848	15,357
Ameren Corp.			372	29,418
Atmos Energy Corp.			139	13,287
Entergy Corp.			217	21,381
Evergy, Inc.			228	11,587
FirstEnergy Corp.			211	6,058
PPL Corp.			583	15,864
Public Svc. Enterprise Group, Inc.			296	16,253

				129,205

TOTAL COMMON STOCKS (Cost: $1,715,492) 98.5%				1,474,992

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.4%)
JP Morgan Chase, New York Time Deposit	0.01	10/01/20	20,824	20,824

TOTAL TEMPORARY CASH INVESTMENT (Cost: $20,824) 1.4%				20,824

TOTAL INVESTMENTS (Cost: $1,736,316) 99.9%				1,495,816

OTHER NET ASSETS 0.1%				1,613

NET ASSETS 100.0%				$1,497,429

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.7%)
AMC Networks, Inc. Cl A*	955	23,598
Cable One, Inc.	127	239,450
Cinemark Hldgs., Inc.	2,472	24,720
John Wiley & Sons, Inc. Cl A	1,023	32,439
New York Times Co. Cl A	3,409	145,871
TEGNA, Inc.	5,172	60,771
Telephone & Data Systems, Inc.	2,311	42,615
TripAdvisor, Inc.	2,276	44,587
World Wrestling Entertainment, Inc. Cl A	1,097	44,395
Yelp, Inc. Cl A*	1,635	32,847

		691,293

CONSUMER DISCRETIONARY (15.6%)
Aaron’s, Inc.	1,559	88,317
Adient PLC*	2,230	38,646
Adtalem Global Education, Inc.*	1,231	30,209
American Eagle Outfitters, Inc.	3,509	51,968
AutoNation, Inc.*	1,351	71,508
Boyd Gaming Corp.	1,869	57,360
Brunswick Corp.	1,842	108,512
Caesars Entertainment, Inc.*	4,672	261,912
Carter’s, Inc.	1,022	88,485
Choice Hotels International, Inc.	678	58,281
Churchill Downs, Inc.	821	134,496
Columbia Sportswear Co.	706	61,408
Cracker Barrel Old Country Store, Inc.	559	64,095
Dana, Inc.	3,390	41,765
Deckers Outdoor Corp.*	651	143,226
Delphi Technologies PLC*	2,032	33,955
Dick’s Sporting Goods, Inc.	1,536	88,904
Dunkin’ Brands Group, Inc.	1,954	160,052
Five Below, Inc.*	1,310	166,370
Foot Locker, Inc.	2,470	81,584
Fox Factory Hldg. Corp.*	968	71,951
Gentex Corp.	5,790	149,092
Goodyear Tire & Rubber Co.	5,525	42,377
Graham Hldgs. Co. Cl B	98	39,603
Grand Canyon Education, Inc.*	1,123	89,773
Grubhub, Inc.*	2,138	154,642
H&R Block, Inc.	4,475	72,898
Harley-Davidson, Inc.	3,619	88,810
Helen of Troy Ltd.*	596	115,338
Jack in the Box, Inc.	534	42,352
KB Home	2,086	80,082
Kohl’s Corp.	3,746	69,413
Lear Corp.	1,287	140,347
Lithia Motors, Inc. Cl A	513	116,933
Marriott Vacations Worldwide Corp.	959	87,087
Mattel, Inc.*	8,132	95,144
Murphy USA, Inc.*	635	81,451
Nordstrom, Inc.	2,581	30,766
Ollie’s Bargain Outlet Hldgs., Inc.*	1,332	116,350
Papa John’s International, Inc.	792	65,166
Penn National Gaming, Inc.*	3,386	246,162
Polaris, Inc.	1,346	126,982
Pool Corp.	941	314,802
RH*	362	138,508
Sally Beauty Hldgs., Inc.*	2,635	22,898
Scientific Games Corp. Cl A*	1,344	46,919

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Service Corp. International	4,120	173,782
Six Flags Entertainment Corp.	1,780	36,134
Skechers U.S.A., Inc. Cl A*	3,222	97,369
Strategic Education, Inc.	578	52,870
Taylor Morrison Home Corp. Cl A*	3,043	74,827
Tempur Sealy International, Inc.*	1,116	99,536
Texas Roadhouse, Inc. Cl A	1,552	94,346
Thor Industries, Inc.	1,289	122,790
Toll Brothers, Inc.	2,736	133,134
TopBuild Corp.*	784	133,821
TRI Pointe Group, Inc.*	3,068	55,654
Urban Outfitters, Inc.*	1,622	33,754
Visteon Corp.*	657	45,478
Wendy’s Co.	4,242	94,575
Williams-Sonoma, Inc.	1,828	165,324
Wingstop, Inc.	700	95,655
WW International, Inc.*	1,100	20,757
Wyndham Destinations, Inc.	1,962	60,351
Wyndham Hotels & Resorts, Inc.	2,206	111,403

		6,178,459

CONSUMER STAPLES (3.9%)
BJ’s Wholesale Club Hldgs., Inc.*	3,267	135,744
Boston Beer Co., Inc. Cl A*	216	190,806
Casey’s General Stores, Inc.	862	153,134
Coty, Inc. Cl A	6,452	17,420
Darling Ingredients, Inc.*	3,786	136,410
Edgewell Personal Care Co.*	1,265	35,268
Energizer Hldgs., Inc.	1,355	53,035
Flowers Foods, Inc.	4,586	111,577
Grocery Outlet Hldg. Corp.*	1,974	77,618
Hain Celestial Group, Inc.*	1,975	67,742
Ingredion, Inc.	1,581	119,650
Lancaster Colony Corp.	456	81,533
Nu Skin Enterprises, Inc. Cl A	1,199	60,058
Pilgrim’s Pride Corp.*	1,141	17,075
Post Hldgs., Inc.*	1,468	126,248
Sanderson Farms, Inc.	463	54,620
Sprouts Farmers Market, Inc.*	2,775	58,081
Tootsie Roll Industries, Inc.	410	12,669
TreeHouse Foods, Inc.*	1,317	53,378

		1,562,066

ENERGY (1.1%)
Antero Midstream Corp.	6,631	35,608
ChampionX Corp.*	4,278	34,181
Cimarex Energy Co.	2,372	57,711
CNX Resources Corp.*	5,279	49,834
EQT Corp.	6,093	78,783
Equitrans Midstream Corp.	9,577	81,021
Murphy Oil Corp.	3,307	29,498
World Fuel Svcs. Corp.	1,493	31,637
WPX Energy, Inc.*	8,993	44,066

		442,339

FINANCIALS (14.9%)
Affiliated Managers Group, Inc.	1,091	74,603
Alleghany Corp.	337	175,392
American Financial Group, Inc.	1,664	111,455
Associated Banc-Corp.	3,569	45,041
BancorpSouth Bank	2,244	43,489
Bank of Hawaii Corp.	924	46,680
Bank OZK	2,799	59,675
Brighthouse Financial, Inc.*	2,151	57,883
Brown & Brown, Inc.	5,488	248,442

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Cathay General Bancorp	1,738	37,680
CIT Group, Inc.	2,288	40,520
CNO Financial Group, Inc.	3,309	53,076
Commerce Bancshares, Inc.	2,317	130,424
Cullen/Frost Bankers, Inc.	1,294	82,751
East West Bancorp, Inc.	3,293	107,813
Eaton Vance Corp.	2,688	102,547
Essent Group Ltd.	2,612	96,670
Evercore, Inc. Cl A	949	62,122
FactSet Research Systems, Inc.	896	300,052
Federated Hermes, Inc. Cl B	2,206	47,451
First American Financial Corp.	2,618	133,282
First Financial Bankshares, Inc.	3,324	92,773
First Horizon National Corp.	12,783	120,544
FirstCash, Inc.	978	55,951
FNB Corp.	7,522	50,999
Fulton Financial Corp.	3,731	34,810
Genworth Financial, Inc. Cl A*	12,068	40,428
Glacier Bancorp, Inc.	2,224	71,279
Hancock Whitney Corp.	2,013	37,865
Hanover Insurance Group, Inc.	881	82,092
Home BancShares, Inc.	3,520	53,363
Interactive Brokers Group, Inc. Cl A	1,860	89,894
International Bancshares Corp.	1,294	33,722
iShares Core S&P Mid-Cap ETF	3,405	630,981
Janus Henderson Group PLC	3,525	76,563
Jefferies Financial Group, Inc.	5,055	90,990
Kemper Corp.	1,451	96,970
LendingTree, Inc.*	183	56,161
Mercury General Corp.	618	25,567
Navient Corp.	4,547	38,422
New York Community Bancorp, Inc.	10,872	89,911
Old Republic International Corp.	6,563	96,739
PacWest Bancorp	2,719	46,440
Pinnacle Financial Partners, Inc.	1,763	62,745
Primerica, Inc.	912	103,184
Prosperity Bancshares, Inc.	2,152	111,538
Reinsurance Group of America, Inc. Cl A	1,601	152,399
RenaissanceRe Hldgs. Ltd.	1,206	204,706
RLI Corp.	916	76,697
SEI Investments Co.	2,836	143,842
Selective Insurance Group, Inc.	1,393	71,726
Signature Bank	1,246	103,406
SLM Corp.	8,842	71,532
Sterling Bancorp	4,525	47,603
Stifel Financial Corp.	1,599	80,845
Synovus Financial Corp.	3,454	73,121
TCF Financial Corp.	3,587	83,792
Texas Capital Bancshares, Inc.*	1,169	36,391
Trustmark Corp.	1,481	31,708
UMB Financial Corp.	1,004	49,206
Umpqua Hldgs. Corp.	5,130	54,481
United Bankshares, Inc.	3,018	64,796
Valley National Bancorp	9,414	64,486
Washington Federal, Inc.	1,773	36,985
Webster Financial Corp.	2,091	55,223
Wintrust Financial Corp.	1,340	53,667

		5,903,591

HEALTH CARE (11.0%)
Acadia Healthcare Co., Inc.*	2,123	62,586
Amedisys, Inc.*	780	184,415
Arrowhead Pharmaceuticals, Inc.*	2,373	102,181

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Avanos Medical, Inc.*	1,126	37,406
Bio-Techne Corp.	915	226,673
Cantel Medical Corp.	875	38,448
Charles River Laboratories International, Inc.*	1,183	267,890
Chemed Corp.	375	180,131
Emergent BioSolutions, Inc.*	1,061	109,633
Encompass Health Corp.	2,360	153,353
Exelixis, Inc.*	7,246	177,165
Globus Medical, Inc. Cl A*	1,783	88,294
Haemonetics Corp.*	1,196	104,351
HealthEquity, Inc.*	1,807	92,826
Hill-Rom Hldgs., Inc.	1,592	132,948
ICU Medical, Inc.*	460	84,070
Integra LifeSciences Hldgs. Corp.*	1,624	76,685
Jazz Pharmaceuticals PLC*	1,336	190,500
LHC Group, Inc.*	747	158,782
Ligand Pharmaceuticals, Inc.*	381	36,317
LivaNova PLC*	1,147	51,856
Masimo Corp.*	1,188	280,439
MEDNAX, Inc.*	2,003	32,609
Medpace Hldgs., Inc.*	646	72,191
Molina Healthcare, Inc.*	1,408	257,720
Nektar Therapeutics Cl A*	4,213	69,894
NuVasive, Inc.*	1,199	58,235
Patterson Cos., Inc.	2,053	49,488
Penumbra, Inc.*	791	153,755
PRA Health Sciences, Inc.*	1,517	153,884
Prestige Consumer Healthcare, Inc.*	1,160	42,247
Quidel Corp.*	928	203,585
Repligen Corp.*	1,166	172,032
Syneos Health, Inc. Cl A*	1,640	87,182
Tenet Healthcare Corp.*	2,569	62,966
United Therapeutics Corp.*	1,050	106,050

		4,358,787

INDUSTRIALS (17.2%)
Acuity Brands, Inc.	932	95,390
AECOM*	3,749	156,858
AGCO Corp.	1,439	106,875
ASGN, Inc.*	1,221	77,607
Avis Budget Group, Inc.*	1,175	30,926
Axon Enterprise, Inc.*	1,491	135,234
Brink’s Co.	1,198	49,226
Builders FirstSource, Inc.*	2,766	90,227
Carlisle Cos., Inc.	1,297	158,714
Clean Harbors, Inc.*	1,197	67,068
Colfax Corp.*	2,379	74,605
CoreLogic, Inc.	1,864	126,137
Crane Co.	1,152	57,750
Curtiss-Wright Corp.	962	89,716
Donaldson Co., Inc.	2,963	137,542
Dycom Industries, Inc.*	747	39,457
EMCOR Group, Inc.	1,287	87,143
EnerSys	993	66,650
Fluor Corp.	2,910	25,637
FTI Consulting, Inc.*	863	91,452
GATX Corp.	828	52,785
Generac Hldgs., Inc.*	1,473	285,232
Graco, Inc.	3,924	240,737
Healthcare Svcs. Group, Inc.	1,730	37,247
Herman Miller, Inc.	1,383	41,711
Hexcel Corp.	1,918	64,349
HNI Corp.	997	31,286

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Hubbell, Inc. Cl B	1,266	173,239
IAA, Inc.*	3,112	162,042
Insperity, Inc.	845	55,339
ITT, Inc.	2,028	119,753
JetBlue Airways Corp.*	6,326	71,674
KAR Auction Svcs, Inc.	2,998	43,171
Kennametal, Inc.	1,930	55,854
Kirby Corp.*	1,409	50,964
Knight-Swift Transportation Hldgs., Inc. Cl A	2,986	121,530
Landstar System, Inc.	903	113,317
Lennox International, Inc.	819	223,268
Lincoln Electric Hldgs., Inc.	1,395	128,396
ManpowerGroup, Inc.	1,346	98,702
MasTec, Inc.*	1,303	54,987
Mercury Systems, Inc.*	1,324	102,557
Middleby Corp.*	1,282	115,008
MSA Safety, Inc.	850	114,044
MSC Industrial Direct Co., Inc. Cl A	1,063	67,267
Nordson Corp.	1,275	244,570
nVent Electric PLC	3,968	70,194
Oshkosh Corp.	1,586	116,571
Owens Corning	2,535	174,433
Regal Beloit Corp.	953	89,458
Ryder System, Inc.	1,257	53,096
Stericycle, Inc.*	2,150	135,579
Sunrun, Inc.*	2,981	229,746
Terex Corp.	1,646	31,867
Tetra Tech, Inc.	1,260	120,330
Timken Co.	1,595	86,481
Toro Co.	2,497	209,623
Trex Co., Inc.*	2,749	196,828
Trinity Industries, Inc.	2,026	39,507
Univar Solutions, Inc.*	3,970	67,014
Valmont Industries, Inc.	503	62,463
Watsco, Inc.	776	180,723
Werner Enterprises, Inc.	1,371	57,568
Woodward, Inc.	1,350	108,216
XPO Logistics, Inc.*	2,178	184,389

		6,847,329

INFORMATION TECHNOLOGY (15.5%)
ACI Worldwide, Inc.*	2,758	72,066
Alliance Data Systems Corp.	1,102	46,262
Arrow Electronics, Inc.*	1,821	143,240
Avnet, Inc.	2,309	59,664
Belden, Inc.	1,053	32,769
Blackbaud, Inc.	1,177	65,712
Cabot Microelectronics Corp.	686	97,968
CACI International, Inc. Cl A*	577	122,993
CDK Global, Inc.	2,850	124,231
Ceridian HCM Hldg., Inc.*	3,104	256,546
Ciena Corp.*	3,607	143,162
Cirrus Logic, Inc.*	1,377	92,879
Cognex Corp.	4,066	264,697
Coherent, Inc.*	569	63,119
CommVault Systems, Inc.*	1,107	45,166
Cree, Inc.*	2,563	163,366
Enphase Energy, Inc.*	3,105	256,442
Fair Isaac Corp.*	683	290,534
First Solar, Inc.*	1,986	131,473
II-VI, Inc.*	2,364	95,884
InterDigital, Inc.	723	41,254
J2 Global, Inc.*	1,051	72,750

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Jabil, Inc.	3,141	107,611
KBR, Inc.	3,324	74,325
Littelfuse, Inc.	572	101,438
LiveRamp Hldgs., Inc.*	1,619	83,816
Lumentum Hldgs., Inc.*	1,798	135,084
Manhattan Associates, Inc.*	1,503	143,521
MAXIMUS, Inc.	1,443	98,716
MKS Instruments, Inc.	1,315	143,637
Monolithic Power Systems, Inc.	1,003	280,449
National Instruments Corp.	3,096	110,527
NCR Corp.*	2,954	65,402
NetScout Systems, Inc.*	1,700	37,111
Paylocity Hldg. Corp.*	886	143,018
Perspecta, Inc.	3,174	61,734
PTC, Inc.*	2,480	205,146
Qualys, Inc.*	807	79,094
Sabre Corp.	7,326	47,692
Science Applications International Corp.	1,364	106,965
Semtech Corp.*	1,555	82,353
Silicon Laboratories, Inc.*	1,041	101,862
SolarEdge Technologies, Inc.*	1,252	298,414
Synaptics, Inc.*	814	65,462
SYNNEX Corp.	967	135,438
Teradata Corp.*	2,521	57,227
Trimble, Inc.*	5,857	285,236
Universal Display Corp.	1,013	183,090
ViaSat, Inc.*	1,489	51,207
Vishay Intertechnology, Inc.	3,090	48,111
WEX, Inc.*	1,024	142,305

		6,158,168

MATERIALS (5.7%)
AptarGroup, Inc.	1,510	170,932
Ashland Global Hldgs., Inc.	1,285	91,132
Avient Corp.	2,157	57,074
Cabot Corp.	1,313	47,307
Chemours Co.	3,854	80,587
Commercial Metals Co.	2,804	56,024
Compass Minerals International, Inc.	799	47,421
Domtar Corp.	1,309	34,388
Eagle Materials, Inc.	969	83,644
Greif, Inc. Cl A	620	22,450
Ingevity Corp.*	980	48,451
Louisiana-Pacific Corp.	2,623	77,405
Minerals Technologies, Inc.	799	40,829
NewMarket Corp.	172	58,879
O-I Glass, Inc.	3,693	39,109
Olin Corp.	3,382	41,869
Reliance Steel & Aluminum Co.	1,494	152,448
Royal Gold, Inc.	1,531	183,980
RPM International, Inc.	3,042	251,999
Scotts Miracle-Gro Co.	956	146,182
Sensient Technologies Corp.	996	57,509
Silgan Hldgs., Inc.	1,848	67,951
Sonoco Products Co.	2,361	120,576
Steel Dynamics, Inc.	4,681	134,017
United States Steel Corp.	5,326	39,093
Valvoline, Inc.	4,349	82,805
Worthington Industries, Inc.	851	34,704

		2,268,765

REAL ESTATE (9.0%)
American Campus Communities, Inc.	3,176	110,906
Brixmor Property Group, Inc.	6,913	80,813

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Camden Property Trust	2,266	201,629
CoreSite Realty Corp.	1,003	119,237
Corporate Office Properties Trust	2,599	61,648
Cousins Properties, Inc.	3,452	98,693
CyrusOne, Inc.	2,752	192,722
Douglas Emmett, Inc.	3,836	96,284
EastGroup Properties, Inc.	916	118,466
EPR Properties	1,712	47,080
First Industrial Realty Trust, Inc.	2,976	118,445
GEO Group, Inc.	2,801	31,763
Healthcare Realty Trust, Inc.	3,179	95,751
Highwoods Properties, Inc.	2,413	81,004
Hudson Pacific Properties, Inc.	3,558	78,027
JBG SMITH Properties	2,598	69,470
Jones Lang LaSalle, Inc.	1,196	114,409
Kilroy Realty Corp.	2,427	126,107
Lamar Advertising Co. Cl A	2,015	133,332
Life Storage, Inc.	1,098	115,586
Macerich Co.	2,573	17,471
Medical Properties Trust, Inc.	12,441	219,335
National Retail Properties, Inc.	4,011	138,420
Omega Healthcare Investors, Inc.	5,282	158,143
Park Hotels & Resorts, Inc.	5,524	55,185
Pebblebrook Hotel Trust	3,031	37,978
Physicians Realty Trust	4,849	86,846
PotlatchDeltic Corp.	1,568	66,013
PS Business Parks, Inc.	473	57,890
Rayonier, Inc.	3,179	84,053
Rexford Industrial Realty, Inc.	2,884	131,972
Sabra Health Care REIT, Inc.	4,749	65,465
Service Properties Trust	3,821	30,377
Spirit Realty Capital, Inc.	2,357	79,549
STORE Capital Corp.	5,234	143,569
Taubman Centers, Inc.	1,444	48,071
Urban Edge Properties	2,552	24,805
Weingarten Realty Investors	2,783	47,200

		3,583,714

UTILITIES (3.6%)
ALLETE, Inc.	1,210	62,605
Black Hills Corp.	1,465	78,363
Essential Utilities, Inc.	5,182	208,576
Hawaiian Electric Industries, Inc.	2,541	84,463
IDACORP, Inc.	1,172	93,643
MDU Resources Group, Inc.	4,642	104,445
National Fuel Gas Co.	2,112	85,726
New Jersey Resources Corp.	2,227	60,174
NorthWestern Corp.	1,178	57,298
OGE Energy Corp.	4,641	139,184
ONE Gas, Inc.	1,229	84,813
PNM Resources, Inc.	1,862	76,956
Southwest Gas Hldgs., Inc.	1,304	82,282
Spire, Inc.	1,197	63,680
UGI Corp.	4,804	158,436

		1,440,644

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $43,326,010) 99.2%		39,435,155

TOTAL INVESTMENTS (Cost: $43,326,010) 99.2%		39,435,155

OTHER NET ASSETS 0.8%		300,780

NET ASSETS 100.0%		$39,735,935

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (99.1%)
iShares Core MSCI EAFE ETF	32,063	1,932,758
iShares Core MSCI Emerging Markets ETF	11,310	597,168
iShares Core MSCI Europe ETF	5,908	264,147
iShares Core MSCI Pacific ETF	2,624	147,810
iShares MSCI EAFE ETF	60,743	3,866,292
iShares MSCI EAFE Growth ETF	10,404	935,112
iShares MSCI EAFE Value ETF	22,190	895,366
Vanguard FTSE Developed Markets ETF	31,378	1,283,360
Vanguard FTSE Europe ETF	6,577	344,832
Vanguard FTSE Pacific ETF	8,422	573,117

		10,839,962

TOTAL COMMON STOCKS (Cost: $11,359,450) 99.1%		10,839,962

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.9%)
JP Morgan Chase, New York Time Deposit	0.01	10/01/20	94,052	94,052

TOTAL TEMPORARY CASH INVESTMENT (Cost: $94,052) 0.9%				94,052

TOTAL INVESTMENTS (Cost: $11,453,502) 100.0%				10,934,014

OTHER NET ASSETS 0.0% (1)				2,355

NET ASSETS 100.0%				$10,936,369

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (46.2%)
U.S. Treasury Bond	AA+	1.13	05/15/40	350,000	344,477
U.S. Treasury Note	AA+	0.38	09/30/27	450,000	446,977
U.S. Treasury Note	AA+	0.50	04/30/27	200,000	200,883
U.S. Treasury Note	AA+	0.63	08/15/30	200,000	198,844
U.S. Treasury Note	AA+	1.38	09/30/23	685,000	709,858
U.S. Treasury Note	AA+	1.50	10/31/21	410,000	415,990
U.S. Treasury Note	AA+	1.50	02/28/23	185,000	191,041
U.S. Treasury Note	AA+	1.50	08/15/26	825,000	879,302
U.S. Treasury Note	AA+	1.63	10/31/23	245,000	256,025
U.S. Treasury Note	AA+	1.63	05/15/26	825,000	883,717
U.S. Treasury Note	AA+	1.63	09/30/26	480,000	515,531
U.S. Treasury Note	AA+	1.75	11/30/21	275,000	280,124
U.S. Treasury Note	AA+	2.00	05/31/24	685,000	730,033
U.S. Treasury Note	AA+	2.00	06/30/24	685,000	731,023
U.S. Treasury Note	AA+	2.38	04/30/26	520,000	578,520
U.S. Treasury Note	AA+	2.38	05/15/29	550,000	632,822
U.S. Treasury Note	AA+	2.50	01/31/24	550,000	592,367
U.S. Treasury Note	AA+	2.50	02/28/26	550,000	614,303

					9,201,837

U.S. GOVERNMENT AGENCIES (29.8%)
NON-MORTGAGE-BACKED OBLIGATIONS (29.8%)
FHLB	AA+	0.25	06/03/22	500,000	501,057
FHLB	AA+	0.50	04/14/25	840,000	846,184
FHLB	AA+	2.13	06/10/22	700,000	723,294
FHLMC	AA+	0.25	06/26/23	1,500,000	1,501,239
FHLMC	AA+	1.50	02/12/25	400,000	419,306
FNMA	AA+	0.50	06/17/25	1,500,000	1,504,373
FNMA	AA+	0.63	04/22/25	400,000	405,333
Tennessee Valley Authority Strip	NR	0.00	11/01/20	25,000	24,990

					5,925,776

CORPORATE DEBT (23.3%)
COMMUNICATION SERVICES (1.0%)
Discovery Communications LLC	BBB-	3.50	06/15/22	70,000	72,085
Omnicom Group, Inc.	BBB+	3.63	05/01/22	55,000	57,599
ViacomCBS, Inc.	BBB	3.25	03/15/23	70,000	72,376

					202,060

CONSUMER DISCRETIONARY (2.7%)
AutoZone, Inc.	BBB	3.70	04/15/22	10,000	10,421
Dollar General Corp.	BBB	3.25	04/15/23	30,000	31,832
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	55,000	55,761
Harman International Industries, Inc.	A-	4.15	05/15/25	55,000	61,428
Kohl’s Corp.	BBB-	3.25	02/01/23	20,000	19,996
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	35,000	39,667
Marriott International, Inc.	BBB-	3.13	02/15/23	55,000	55,994
NVR, Inc.	BBB+	3.95	09/15/22	55,000	58,103
O’Reilly Automotive, Inc.	BBB	4.63	09/15/21	10,000	10,290
Tapestry, Inc.	BBB-	3.00	07/15/22	70,000	70,710
Tupperware Brands Corp.	D	4.75	06/01/21	55,000	52,250
Wyndham Destinations, Inc.	BB-	5.65	04/01/24	70,000	71,050

					537,502

CONSUMER STAPLES (2.0%)
Flowers Foods, Inc.	BBB	4.38	04/01/22	55,000	56,968
Kellogg Co.	BBB	2.65	12/01/23	55,000	58,290
Keurig Dr Pepper, Inc.	BBB	3.13	12/15/23	80,000	86,024
Kroger Co.	BBB	2.95	11/01/21	55,000	56,410

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Molson Coors Beverage Co.	BBB-	3.50	05/01/22	25,000	25,991
Procter & Gamble Co.	AA-	2.45	03/25/25	100,000	108,279

					391,962

ENERGY (0.7%)
Diamond Offshore Drilling, Inc.	NR	3.45	11/01/23	40,000	3,808
Energen Corp.	BBB-	4.63	09/01/21	55,000	55,521
EQT Corp.	BB-	4.88	11/15/21	9,000	9,093
Marathon Oil Corp.	BBB-	2.80	11/01/22	55,000	56,336
SESI LLC	CC	7.13	12/15/21	60,000	14,700
Valaris PLC	NR	4.88	06/01/22	55,000	4,813

					144,271

FINANCIALS (7.8%)
Aflac, Inc.	A-	3.63	06/15/23	15,000	16,270
Alleghany Corp.	BBB+	4.95	06/27/22	55,000	58,463
American International Group, Inc.	BBB+	4.13	02/15/24	55,000	61,023
Ares Capital Corp.	BBB-	3.63	01/19/22	70,000	72,024
Assurant, Inc.	BBB	4.00	03/15/23	55,000	57,968
Block Financial LLC	BBB	5.50	11/01/22	70,000	74,720
Capital One Financial Corp.	BBB	4.75	07/15/21	55,000	56,906
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	20,000	21,531
Fifth Third Bancorp	BBB	4.30	01/16/24	70,000	77,192
FS KKR Capital Corp.	NR	4.75	05/15/22	75,000	76,018
Goldman Sachs Group, Inc.	BBB+	3.20	02/23/23	70,000	74,099
Huntington Bancshares, Inc.	BBB+	2.30	01/14/22	75,000	76,631
Infinity Property & Casualty Corp.	BBB	5.00	09/19/22	55,000	58,818
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	40,000	44,243
Legg Mason, Inc.	A	3.95	07/15/24	55,000	60,824
Lincoln National Corp.	A-	4.00	09/01/23	55,000	60,039
Morgan Stanley	BBB+	3.13	01/23/23	70,000	74,022
Prospect Capital Corp.	BBB-	4.95	07/15/22	70,000	70,537
Prospect Capital Corp.	BBB-	5.88	03/15/23	55,000	56,774
Regions Financial Corp.	BBB+	2.75	08/14/22	75,000	77,975
Signet UK Finance PLC	B+	4.70	06/15/24	55,000	47,163
Stifel Financial Corp.	BBB-	4.25	07/18/24	55,000	61,793
Synchrony Financial	BBB-	3.70	08/04/26	40,000	42,626
Unum Group	BBB	4.00	03/15/24	55,000	59,603
Voya Financial, Inc.	BBB+	3.65	06/15/26	55,000	62,318
WR Berkley Corp.	BBB+	4.63	03/15/22	55,000	58,090

					1,557,670

HEALTH CARE (2.6%)
AbbVie, Inc.	BBB+	2.85	05/14/23	70,000	73,632
Aetna, Inc.	BBB	2.80	06/15/23	70,000	73,762
Anthem, Inc.	A	3.13	05/15/22	55,000	57,356
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	55,000	55,515
CVS Health Corp.	BBB	3.38	08/12/24	15,000	16,318
CVS Health Corp.	BBB	3.88	07/20/25	40,000	45,097
Humana, Inc.	BBB+	3.85	10/01/24	70,000	77,356
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	15,000	15,770
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	35,000	39,876
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	55,000	56,885

					511,567

INDUSTRIALS (1.2%)
Deere & Co.	A	2.75	04/15/25	35,000	38,139
Flowserve Corp.	BBB-	3.50	09/15/22	55,000	57,382
General Dynamics Corp.	A	3.25	04/01/25	35,000	38,743
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	55,000	57,253
Verisk Analytics, Inc.	BBB	4.13	09/12/22	55,000	58,608

					250,125

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

INFORMATION TECHNOLOGY (1.5%)
Avnet, Inc.	BBB-	3.75	12/01/21	30,000	30,860
Fiserv, Inc.	BBB	4.75	06/15/21	50,000	51,472
Global Payments, Inc.	BBB-	3.75	06/01/23	25,000	26,802
Intel Corp.	A+	3.40	03/25/25	75,000	84,015
Jabil, Inc.	BBB-	4.70	09/15/22	55,000	58,962
Juniper Networks, Inc.	BBB	4.50	03/15/24	40,000	44,714

					296,825

MATERIALS (0.7%)
Domtar Corp.	BBB-	4.40	04/01/22	55,000	56,536
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	5,000	5,086
Kinross Gold Corp.	BBB-	5.13	09/01/21	20,000	20,579
Southern Copper Corp.	BBB+	3.50	11/08/22	55,000	57,741

					139,942

REAL ESTATE (2.1%)
Boston Properties LP	BBB+	3.80	02/01/24	80,000	86,634
CBRE Svcs., Inc.	BBB+	5.25	03/15/25	55,000	63,077
Crown Castle International Corp.	BBB-	3.15	07/15/23	70,000	74,400
Diversified Healthcare Trust	BB	4.75	05/01/24	15,000	14,598
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	40,000	42,300
Mack-Cali Realty LP	BB-	4.50	04/18/22	25,000	24,249
Omega Healthcare Investors, Inc.	BBB-	4.38	08/01/23	50,000	53,609
Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	20,000	21,235
Service Properties Trust	BB	5.00	08/15/22	35,000	34,877

					414,979

UTILITIES (1.0%)
Exelon Corp.	BBB	5.15	12/01/20	40,000	40,000
Exelon Generation Co. LLC	BBB+	4.25	06/15/22	25,000	26,396
National Fuel Gas Co.	BBB-	4.90	12/01/21	55,000	56,940
Southern Co.	BBB+	3.25	07/01/26	70,000	78,077

					201,413

TOTAL CORPORATE DEBT					4,648,316

TOTAL LONG-TERM DEBT SECURITIES (Cost: $19,364,495) 99.3%					19,775,929

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.3%)
Citibank, New York Time Deposit	0.01	10/01/20	66,565	66,565

TOTAL TEMPORARY CASH INVESTMENT (Cost: $66,565) 0.3%				66,565

TOTAL INVESTMENTS (Cost: $19,431,060) 99.6%				19,842,494

OTHER NET ASSETS 0.4%				85,599

NET ASSETS 100.0%				$19,928,093

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (46.6%)
U.S. Treasury Bond	AA+	1.13	05/15/40	1,425,000	1,402,512
U.S. Treasury Bond	AA+	1.13	08/15/40	400,000	392,500
U.S. Treasury Bond	AA+	2.25	08/15/46	615,000	726,253
U.S. Treasury Bond	AA+	2.75	08/15/47	210,000	272,565
U.S. Treasury Bond	AA+	2.88	05/15/49	605,000	810,015
U.S. Treasury Note	AA+	0.63	05/15/30	775,000	772,215
U.S. Treasury Note	AA+	1.50	08/15/26	200,000	213,164
U.S. Treasury Note	AA+	1.50	02/15/30	350,000	377,508
U.S. Treasury Note	AA+	1.63	08/15/29	1,045,000	1,137,417
U.S. Treasury Note	AA+	2.25	02/15/27	920,000	1,026,914
U.S. Treasury Note	AA+	2.25	08/15/27	1,555,000	1,743,969
U.S. Treasury Note	AA+	2.25	11/15/27	1,065,000	1,197,210
U.S. Treasury Note	AA+	2.38	05/15/27	1,330,000	1,499,055
U.S. Treasury Note	AA+	2.63	02/15/29	1,045,000	1,220,364
U.S. Treasury Note	AA+	2.88	05/15/28	835,000	982,364
U.S. Treasury Note	AA+	3.13	11/15/28	85,000	102,382
U.S. Treasury Strip	AA+	0.00	08/15/25	420,000	412,266
U.S. Treasury Strip	AA+	0.00	08/15/26	420,000	408,448
U.S. Treasury Strip	AA+	0.00	08/15/28	420,000	398,694
U.S. Treasury Strip	AA+	0.00	08/15/29	420,000	393,064
U.S. Treasury Strip	AA+	0.00	08/15/33	210,000	183,107
U.S. Treasury Strip	AA+	0.00	08/15/35	210,000	176,530
U.S. Treasury Strip	AA+	0.00	08/15/37	210,000	169,965

					16,018,481

U.S. GOVERNMENT AGENCIES (28.5%)
MORTGAGE-BACKED OBLIGATIONS (28.5%)
FHLMC	AA+	0.65	01/15/47	56,145	56,536
FHLMC	AA+	2.50	12/01/27	23,665	24,948
FHLMC	AA+	2.50	06/01/35	47,947	50,094
FHLMC	AA+	2.50	10/01/49	95,743	100,741
FHLMC	AA+	3.00	02/01/32	55,619	59,634
FHLMC	AA+	3.00	11/01/42	16,954	17,531
FHLMC	AA+	3.00	03/01/43	30,149	32,471
FHLMC	AA+	3.00	04/01/43	28,395	30,582
FHLMC	AA+	3.00	04/01/43	218,182	232,414
FHLMC	AA+	3.00	04/01/43	180,190	195,599
FHLMC	AA+	3.00	09/15/43	46,938	48,060
FHLMC	AA+	3.00	04/15/45	52,056	53,361
FHLMC	AA+	3.00	09/01/46	72,458	78,019
FHLMC	AA+	3.00	09/01/46	41,130	43,287
FHLMC	AA+	3.00	11/01/46	29,058	30,000
FHLMC	AA+	3.00	05/01/49	97,396	102,144
FHLMC	AA+	3.00	11/01/49	95,661	100,205
FHLMC	AA+	3.00	11/01/49	57,388	60,446
FHLMC	AA+	3.50	02/01/35	69,207	74,757
FHLMC	AA+	3.50	02/01/36	42,714	46,020
FHLMC	AA+	3.50	11/01/39	123,244	130,378
FHLMC	AA+	3.50	01/01/41	73,091	79,074
FHLMC	AA+	3.50	06/01/43	42,580	46,226
FHLMC	AA+	3.50	01/01/44	214,966	233,041
FHLMC	AA+	3.50	05/15/44	20,520	20,917
FHLMC	AA+	3.50	11/01/45	51,258	55,620
FHLMC	AA+	3.50	08/01/47	52,801	56,100
FHLMC	AA+	3.50	11/01/47	65,714	69,659
FHLMC	AA+	3.50	12/01/47	63,544	67,260
FHLMC	AA+	3.50	07/01/49	69,569	73,918
FHLMC	AA+	4.00	02/01/25	46,439	49,259
FHLMC	AA+	4.00	05/01/25	33,646	35,694

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

FHLMC	AA+	4.00	01/01/38	36,906	41,504
FHLMC	AA+	4.00	06/15/38	100,000	104,373
FHLMC	AA+	4.00	01/15/40	100,000	105,842
FHLMC	AA+	4.00	10/01/44	59,900	65,200
FHLMC	AA+	4.00	05/01/47	52,367	56,137
FHLMC	AA+	4.00	09/01/48	100,386	107,075
FHLMC	AA+	4.00	10/01/48	50,151	53,477
FHLMC	AA+	4.00	04/01/49	203,312	218,634
FHLMC	AA+	4.50	08/15/35	29,642	32,469
FHLMC	AA+	4.50	05/01/48	47,905	51,925
FHLMC	AA+	4.50	05/01/48	32,975	35,721
FHLMC	AA+	5.00	02/01/26	29,117	31,830
FHLMC Strip	AA+	3.00	01/15/43	64,354	68,163
FHLMC Strip	AA+	3.50	10/15/47	34,838	37,322
FNMA	AA+	2.00	03/01/35	198,906	207,104
FNMA	AA+	2.00	08/01/40	197,898	204,694
FNMA	AA+	2.00	10/01/50	200,000	206,997
FNMA	AA+	2.25	01/01/28	27,734	29,101
FNMA	AA+	2.50	02/01/33	35,901	37,684
FNMA	AA+	2.50	05/01/35	49,007	51,202
FNMA	AA+	2.50	03/01/50	149,714	157,148
FNMA	AA+	2.50	03/01/50	95,261	99,991
FNMA	AA+	2.68	12/01/26	75,000	80,594
FNMA	AA+	2.92	07/01/27	47,101	51,135
FNMA	AA+	3.00	05/25/31	94,354	99,061
FNMA	AA+	3.00	09/01/33	38,464	40,816
FNMA	AA+	3.00	03/01/36	42,888	45,118
FNMA	AA+	3.00	04/25/42	59,965	62,278
FNMA	AA+	3.00	12/01/42	16,854	17,429
FNMA	AA+	3.00	04/01/43	16,663	17,231
FNMA	AA+	3.00	02/01/45	26,120	28,632
FNMA	AA+	3.00	03/01/45	12,850	13,279
FNMA	AA+	3.00	01/01/47	31,153	32,143
FNMA	AA+	3.00	12/01/47	19,400	20,332
FNMA	AA+	3.00	03/01/50	186,926	198,939
FNMA	AA+	3.50	07/01/34	71,289	76,782
FNMA	AA+	3.50	10/01/34	41,814	44,412
FNMA	AA+	3.50	01/01/43	19,797	21,501
FNMA	AA+	3.50	08/01/43	70,880	77,001
FNMA	AA+	3.50	08/01/43	33,491	35,806
FNMA	AA+	3.50	08/01/44	69,056	71,860
FNMA	AA+	3.50	08/25/44	31,609	31,980
FNMA	AA+	3.50	04/01/45	52,356	57,734
FNMA	AA+	3.50	05/01/45	91,686	99,277
FNMA	AA+	3.50	10/01/45	104,067	114,754
FNMA	AA+	3.50	02/01/46	67,783	74,240
FNMA	AA+	3.50	02/01/46	37,416	39,873
FNMA	AA+	3.50	02/01/47	59,096	63,112
FNMA	AA+	3.50	09/01/47	133,365	141,103
FNMA	AA+	3.50	09/01/47	122,977	133,983
FNMA	AA+	3.50	04/01/48	28,436	29,875
FNMA	AA+	3.50	08/01/49	101,013	106,393
FNMA	AA+	3.50	02/01/50	72,720	78,196
FNMA	AA+	3.53	01/01/26	100,000	110,147
FNMA	AA+	4.00	07/25/26	25,268	26,450
FNMA	AA+	4.00	05/25/29	40,598	41,873
FNMA	AA+	4.00	01/01/31	63,760	68,568
FNMA	AA+	4.00	10/01/36	21,908	23,846
FNMA	AA+	4.00	05/01/43	124,707	137,311
FNMA	AA+	4.00	01/01/44	164,981	181,541
FNMA	AA+	4.00	11/01/45	34,212	37,409

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

FNMA	AA+	4.00	02/01/47	52,634	57,599
FNMA	AA+	4.00	05/01/48	91,149	97,263
FNMA	AA+	4.00	03/01/50	183,887	198,364
FNMA	AA+	4.00	07/01/56	30,926	34,765
FNMA	AA+	4.50	05/01/30	158,099	174,303
FNMA	AA+	4.50	12/01/39	67,407	74,122
FNMA	AA+	4.50	07/01/40	103,138	113,495
FNMA	AA+	4.50	07/01/42	142,618	159,845
FNMA	AA+	4.50	04/01/44	31,567	34,965
FNMA	AA+	4.50	11/01/47	63,773	70,653
FNMA	AA+	4.50	11/01/47	52,804	58,411
FNMA	AA+	4.50	11/01/47	48,165	52,351
FNMA	AA+	4.50	02/01/49	35,610	38,501
FNMA	AA+	5.00	10/01/25	51,529	56,360
FNMA	AA+	5.00	08/01/37	67,225	77,236
FNMA	AA+	5.00	09/25/40	47,337	48,229
FNMA	AA+	5.50	09/01/25	51,344	56,931
FNMA	AA+	5.50	05/01/38	67,278	79,292
FNMA	AA+	6.00	01/01/25	44,233	49,298
FNMA	AA+	6.00	03/01/36	19,202	21,923
FNMA	AA+	6.00	04/01/37	15,034	17,065
FNMA	AA+	6.00	12/01/37	34,465	40,391
FNMA	AA+	6.50	05/01/32	52,701	58,941
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	35,102	36,211
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	38,131	40,915
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	46,901	50,833
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	23,421	25,373
GNMA (2)	AA+	2.68	10/16/47	17,421	17,485
GNMA (2)	AA+	3.00	07/16/36	38,313	41,879
GNMA (2)	AA+	3.00	01/15/46	68,339	73,472
GNMA (2)	AA+	3.00	03/15/46	81,227	87,337
GNMA (2)	AA+	3.00	07/15/46	63,548	68,342
GNMA (2)	AA+	3.00	02/20/47	47,605	50,199
GNMA (2)	AA+	3.50	05/20/31	85,201	92,461
GNMA (2)	AA+	3.50	02/20/42	27,731	28,945
GNMA (2)	AA+	3.50	07/15/42	36,788	39,617
GNMA (2)	AA+	3.50	03/20/45	56,791	60,622
GNMA (2)	AA+	3.50	05/20/45	52,773	58,629
GNMA (2)	AA+	4.00	04/15/24	71,728	76,035
GNMA (2)	AA+	4.00	01/20/41	28,928	31,391
GNMA (2)	AA+	4.00	08/15/41	26,825	29,468
GNMA (2)	AA+	4.00	12/15/41	32,364	35,206
GNMA (2)	AA+	4.00	08/20/42	19,764	21,387
GNMA (2)	AA+	4.50	10/15/40	47,449	54,170
GNMA (2)	AA+	5.00	04/15/39	28,015	32,415
GNMA (2)	AA+	5.00	06/20/39	21,000	23,811
GNMA (2)	AA+	5.50	01/15/36	61,810	68,367

					9,804,475

CORPORATE DEBT (24.1%)
COMMUNICATION SERVICES (0.8%)
AT&T, Inc.	BBB	3.00	06/30/22	20,000	20,792
Discovery Communications LLC	BBB-	3.50	06/15/22	105,000	108,127
Omnicom Group, Inc.	BBB+	3.63	05/01/22	20,000	20,945
ViacomCBS, Inc.	BBB	3.25	03/15/23	105,000	108,565

					258,429

CONSUMER DISCRETIONARY (3.6%)
Amazon.com, Inc.	AA-	5.20	12/03/25	105,000	127,798
AutoZone, Inc.	BBB	3.25	04/15/25	40,000	44,037
AutoZone, Inc.	BBB	3.70	04/15/22	15,000	15,631
Brinker International, Inc.	B-	3.88	05/15/23	85,000	83,725
Dollar General Corp.	BBB	3.25	04/15/23	85,000	90,192

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	85,000	86,177
Harman International Industries, Inc.	A-	4.15	05/15/25	105,000	117,272
Hyatt Hotels Corp.	BBB-	5.38	08/15/21	5,000	5,126
Kohl’s Corp.	BBB-	3.25	02/01/23	40,000	39,993
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	40,000	41,417
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	30,000	34,000
Marriott International, Inc.	BBB-	3.13	02/15/23	65,000	66,174
Mattel, Inc.	B-	3.15	03/15/23	40,000	38,800
NVR, Inc.	BBB+	3.95	09/15/22	85,000	89,796
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	70,000	73,758
Tapestry, Inc.	BBB-	4.25	04/01/25	50,000	52,207
Tupperware Brands Corp.	D	4.75	06/01/21	85,000	80,750
Whirlpool Corp.	BBB	3.70	05/01/25	40,000	44,815
Whirlpool Corp.	BBB	4.85	06/15/21	20,000	20,622
Wyndham Destinations, Inc.	BB-	3.90	03/01/23	85,000	83,300

					1,235,590

CONSUMER STAPLES (1.1%)
Flowers Foods, Inc.	BBB	4.38	04/01/22	85,000	88,041
Kroger Co.	BBB	2.95	11/01/21	100,000	102,565
Mead Johnson Nutrition Co.	A-	4.13	11/15/25	40,000	46,215
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	65,000	67,576
Sysco Corp.	BBB-	3.75	10/01/25	75,000	82,488

					386,885

ENERGY (1.6%)
Devon Energy Corp.	BBB-	5.85	12/15/25	50,000	56,023
Diamond Offshore Drilling, Inc.	NR	3.45	11/01/23	65,000	6,189
Energen Corp.	BBB-	4.63	09/01/21	85,000	85,805
EQT Corp.	BB-	4.88	11/15/21	20,000	20,207
Kinder Morgan Energy Partners LP	BBB	4.30	05/01/24	105,000	115,712
Marathon Oil Corp.	BBB-	2.80	11/01/22	85,000	87,065
Marathon Petroleum Corp.	BBB	5.13	03/01/21	70,000	71,216
Murphy Oil Corp.	BB	4.95	12/01/22	75,000	73,476
SESI LLC	CC	7.13	12/15/21	95,000	23,275
Valaris PLC	NR	4.88	06/01/22	85,000	7,438

					546,406

FINANCIALS (6.5%)
Alleghany Corp.	BBB+	4.95	06/27/22	40,000	42,518
American Express Co.	BBB	3.63	12/05/24	105,000	115,968
American International Group, Inc.	BBB+	3.75	07/10/25	105,000	117,628
Bank of America Corp.	BBB+	3.95	04/21/25	105,000	116,596
Block Financial LLC	BBB	5.25	10/01/25	65,000	72,778
Block Financial LLC	BBB	5.50	11/01/22	45,000	48,034
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	87,946
Citigroup, Inc.	BBB	3.88	03/26/25	105,000	115,511
Fairfax U.S., Inc. †	BBB-	4.88	08/13/24	75,000	80,741
Fifth Third Bancorp	BBB	4.30	01/16/24	105,000	115,788
Genworth Hldgs., Inc.	B-	7.20	02/15/21	35,000	35,175
Genworth Hldgs., Inc.	B-	7.63	09/24/21	25,000	24,994
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	105,000	116,139
Kemper Corp.	BBB	4.35	02/15/25	40,000	43,884
Lincoln National Corp.	A-	4.00	09/01/23	85,000	92,788
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	65,000	66,631
Moody’s Corp.	BBB+	4.50	09/01/22	85,000	90,722
Old Republic International Corp.	BBB+	3.88	08/26/26	105,000	119,341
Prudential Financial, Inc.	A	4.50	11/16/21	20,000	20,933
Reinsurance Group of America, Inc.	A	4.70	09/15/23	20,000	22,082
Reinsurance Group of America, Inc.	A	5.00	06/01/21	65,000	66,954
Signet UK Finance PLC	B+	4.70	06/15/24	105,000	90,038
Stifel Financial Corp.	BBB-	4.25	07/18/24	30,000	33,705
Synchrony Financial	BBB-	3.70	08/04/26	55,000	58,611
Travelers Cos., Inc.	A	3.90	11/01/20	50,000	50,089

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Unum Group	BBB	4.00	03/15/24	105,000	113,787
Voya Financial, Inc.	BBB+	3.65	06/15/26	105,000	118,971
Wells Fargo & Co.	BBB	3.45	02/13/23	85,000	90,078
Wells Fargo & Co.	BBB	4.13	08/15/23	20,000	21,787
WR Berkley Corp.	BBB+	4.63	03/15/22	40,000	42,247

					2,232,464

HEALTH CARE (1.9%)
Anthem, Inc.	A	3.30	01/15/23	75,000	79,429
Biogen, Inc.	A-	4.05	09/15/25	50,000	57,055
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	85,796
Express Scripts Hldg. Co.	A-	3.50	06/15/24	40,000	42,967
Humana, Inc.	BBB+	3.85	10/01/24	65,000	71,831
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	40,000	42,054
Owens & Minor, Inc.	B-	4.38	12/15/24	60,000	59,850
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	15,000	16,616
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	65,000	74,056
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	105,000	108,599

					638,253

INDUSTRIALS (1.5%)
Deere & Co.	A	2.75	04/15/25	125,000	136,211
Flowserve Corp.	BBB-	3.50	09/15/22	85,000	88,681
General Dynamics Corp.	A	3.25	04/01/25	65,000	71,951
Hexcel Corp.	BBB	4.70	08/15/25	80,000	88,785
Verisk Analytics, Inc.	BBB	4.00	06/15/25	105,000	119,779

					505,407

INFORMATION TECHNOLOGY (2.2%)
Applied Materials, Inc.	A-	3.90	10/01/25	105,000	120,378
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	20,000	21,750
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	25,000	26,707
Avnet, Inc.	BBB-	4.88	12/01/22	5,000	5,357
Fidelity National Information Svcs., Inc.	BBB	3.88	06/05/24	105,000	115,840
Fiserv, Inc.	BBB	4.75	06/15/21	20,000	20,589
Global Payments, Inc.	BBB-	3.75	06/01/23	85,000	91,127
Ingram Micro, Inc.	NR	5.00	08/10/22	20,000	20,311
Ingram Micro, Inc.	NR	5.45	12/15/24	15,000	16,018
Intel Corp.	A+	3.40	03/25/25	100,000	112,020
Juniper Networks, Inc.	BBB	4.50	03/15/24	65,000	72,660
Keysight Technologies, Inc.	BBB	4.55	10/30/24	105,000	118,569
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	20,000	22,198

					763,524

MATERIALS (2.5%)
Carpenter Technology Corp.	BBB-	4.45	03/01/23	75,000	77,625
Domtar Corp.	BBB-	4.40	04/01/22	105,000	107,932
Dow Chemical Co.	BBB-	3.50	10/01/24	100,000	109,558
Eastman Chemical Co.	BBB-	4.50	01/15/21	50,000	50,071
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	85,000	86,464
Kinross Gold Corp.	BBB-	5.13	09/01/21	85,000	87,461
Methanex Corp.	BB	5.25	03/01/22	15,000	15,889
Packaging Corp. of America	BBB	4.50	11/01/23	40,000	44,237
Sherwin-Williams Co.	BBB-	3.95	01/15/26	105,000	117,817
Southern Copper Corp.	BBB+	3.50	11/08/22	85,000	89,236
Teck Resources Ltd.	BBB-	3.75	02/01/23	20,000	20,498
Teck Resources Ltd.	BBB-	4.75	01/15/22	65,000	66,480

					873,268

REAL ESTATE (1.7%)
Boston Properties LP	BBB+	3.85	02/01/23	65,000	69,214
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	85,000	91,230
Healthpeak Properties, Inc.	BBB+	3.40	02/01/25	80,000	87,537
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	85,000	89,888
Mack-Cali Realty LP	BB-	4.50	04/18/22	105,000	101,844
National Retail Properties, Inc.	BBB+	3.30	04/15/23	20,000	21,049

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Service Properties Trust	BB	5.00	08/15/22	95,000	94,666
Ventas Realty LP / Ventas Capital Corp.	BBB+	3.25	08/15/22	10,000	10,396
Welltower, Inc.	BBB+	3.75	03/15/23	15,000	15,877

					581,701

UTILITIES (0.7%)
Exelon Corp.	BBB	5.15	12/01/20	65,000	65,000
Exelon Generation Co. LLC	BBB+	4.25	06/15/22	20,000	21,116
National Fuel Gas Co.	BBB-	4.90	12/01/21	65,000	67,293
National Fuel Gas Co.	BBB-	5.20	07/15/25	40,000	44,200
UIL Hldgs. Corp.	BBB	4.63	10/01/20	55,000	55,000

					252,609

TOTAL CORPORATE DEBT					8,274,536

TOTAL LONG-TERM DEBT SECURITIES (Cost: $32,787,951) 99.2%					34,097,492

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.5%)
Citibank, New York Time Deposit	0.01	10/01/20	521,569	521,569

TOTAL TEMPORARY CASH INVESTMENT (Cost: $521,569) 1.5%				521,569

TOTAL INVESTMENTS (Cost: $33,309,520) 100.7%				34,619,061

OTHER NET ASSETS -0.7%				(249,612)

NET ASSETS 100.0%				$34,369,449

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (30.4%)	160,235	2,524,881
Equity Index Portfolio (25.7%)	42,184	2,134,677
International Portfolio (5.1%)	49,400	418,509
Mid-Cap Equity Index Portfolio (4.4%)	18,025	368,491
Mid-Term Bond Portfolio (34.4%)	255,510	2,857,386

TOTAL INVESTMENTS (Cost: $8,043,759) 100.0%		8,303,944

OTHER NET ASSETS -0.0% (1)		(136)

NET ASSETS 100.0%		$8,303,808

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (25.1%)	345,081	5,437,562
Equity Index Portfolio (35.9%)	153,671	7,776,309
International Portfolio (9.8%)	251,296	2,128,957
Mid-Cap Equity Index Portfolio (14.1%)	149,913	3,064,712
Mid-Term Bond Portfolio (15.0%)	290,623	3,250,055

TOTAL INVESTMENTS (Cost: $21,381,823) 99.9%		21,657,595

OTHER NET ASSETS 0.1%		18,141

NET ASSETS 100.0%		$21,675,736

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (20.1%)	47,061	741,554
Equity Index Portfolio (36.2%)	26,403	1,336,075
International Portfolio (14.8%)	64,375	545,380
Mid-Cap Equity Index Portfolio (18.7%)	33,653	687,978
Small Cap Growth Portfolio (5.9%)	13,305	218,250
Small Cap Value Portfolio (4.3%)	13,978	157,529

TOTAL INVESTMENTS (Cost: $3,698,413) 100.0%		3,686,766

OTHER NET ASSETS -0.0% (1)		(69)

NET ASSETS 100.0%		$3,686,697

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - RETIREMENT INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (29.8%)	59,301	934,422
Equity Index Portfolio (20.4%)	12,599	637,582
Mid-Cap Equity Index Portfolio (5.0%)	7,657	156,540
Mid-Term Bond Portfolio (29.9%)	83,641	935,360
Money Market Portfolio (14.9%)	37,781	467,007

TOTAL INVESTMENTS (Cost: $3,066,106) 100.0%		3,130,911

OTHER NET ASSETS -0.0% (1)		(173)

NET ASSETS 100.0%		$3,130,738

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2015 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (29.7%)	110,121	1,735,221
Equity Index Portfolio (22.6%)	26,058	1,318,620
International Portfolio (5.0%)	34,128	289,130
Mid-Cap Equity Index Portfolio (8.0%)	22,968	469,545
Mid-Term Bond Portfolio (24.8%)	129,669	1,450,096
Money Market Portfolio (9.9%)	46,848	579,083

TOTAL INVESTMENTS (Cost: $5,717,847) 100.0%		5,841,695

OTHER NET ASSETS -0.0% (1)		(353)

NET ASSETS 100.0%		$5,841,342

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2020 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (27.7%)	273,337	4,307,057
Equity Index Portfolio (25.6%)	78,694	3,982,208
International Portfolio (7.9%)	145,237	1,230,434
Mid-Cap Equity Index Portfolio (10.0%)	75,986	1,553,408
Mid-Term Bond Portfolio (21.8%)	303,400	3,392,938
Money Market Portfolio (4.9%)	62,267	769,675
Small Cap Growth Portfolio (1.1%)	10,063	165,071
Small Cap Value Portfolio (1.0%)	13,734	154,782

TOTAL INVESTMENTS (Cost: $15,323,312) 100.0%		15,555,573

OTHER NET ASSETS -0.0% (1)		(937)

NET ASSETS 100.0%		$15,554,636

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2025 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (26.6%)	331,243	5,219,512
Equity Index Portfolio (29.7%)	114,973	5,818,074
International Portfolio (9.9%)	228,362	1,934,664
Mid-Cap Equity Index Portfolio (11.9%)	114,659	2,344,008
Mid-Term Bond Portfolio (17.8%)	311,359	3,481,948
Small Cap Growth Portfolio (2.1%)	25,279	414,680
Small Cap Value Portfolio (2.0%)	34,344	387,061

TOTAL INVESTMENTS (Cost: $19,415,258) 100.0%		19,599,947

OTHER NET ASSETS -0.0% (1)		(1,002)

NET ASSETS 100.0%		$19,598,945

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2030 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (22.6%)	150,295	2,368,244
Equity Index Portfolio (33.7%)	69,709	3,527,536
International Portfolio (11.8%)	146,104	1,237,782
Mid-Cap Equity Index Portfolio (15.9%)	81,517	1,666,475
Mid-Term Bond Portfolio (9.9%)	92,252	1,031,654
Small Cap Growth Portfolio (3.2%)	20,128	330,186
Small Cap Value Portfolio (2.9%)	27,266	307,290

TOTAL INVESTMENTS (Cost: $10,478,257) 100.0%		10,469,167

OTHER NET ASSETS -0.0% (1)		(554)

NET ASSETS 100.0%		$10,468,613

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2035 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (22.6%)	72,498	1,142,371
Equity Index Portfolio (35.7%)	35,676	1,805,360
International Portfolio (14.7%)	87,868	744,409
Mid-Cap Equity Index Portfolio (17.9%)	44,360	906,864
Small Cap Equity Index Portfolio (0.9%)	5,809	48,859
Small Cap Growth Portfolio (4.2%)	12,959	212,576
Small Cap Value Portfolio (4.0%)	17,818	200,809

TOTAL INVESTMENTS (Cost: $5,087,238) 100.0%		5,061,248

OTHER NET ASSETS -0.0% (1)		(306)

NET ASSETS 100.0%		$5,060,942

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2040 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (15.7%)	42,869	675,508
Equity Index Portfolio (35.8%)	30,515	1,544,158
International Portfolio (17.7%)	90,148	763,722
Mid-Cap Equity Index Portfolio (20.8%)	43,947	898,411
Small Cap Equity Index Portfolio (1.9%)	9,840	82,770
Small Cap Growth Portfolio (4.2%)	11,075	181,675
Small Cap Value Portfolio (3.9%)	15,088	170,043

TOTAL INVESTMENTS (Cost: $4,333,537) 100.0%		4,316,287

OTHER NET ASSETS -0.0% (1)		(254)

NET ASSETS 100.0%		$4,316,033

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2045 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (13.8%)	20,851	328,562
Equity Index Portfolio (35.6%)	16,781	849,185
International Portfolio (17.7%)	49,758	421,543
Mid-Cap Equity Index Portfolio (20.8%)	24,250	495,759
Small Cap Equity Index Portfolio (1.9%)	5,406	45,471
Small Cap Growth Portfolio (5.3%)	7,661	125,665
Small Cap Value Portfolio (4.9%)	10,363	116,790

TOTAL INVESTMENTS (Cost: $2,422,923) 100.0%		2,382,975

OTHER NET ASSETS -0.0% (1)		(136)

NET ASSETS 100.0%		$2,382,839

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2050 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (11.8%)	17,852	281,297
Equity Index Portfolio (34.7%)	16,306	825,157
International Portfolio (18.7%)	52,581	445,461
Mid-Cap Equity Index Portfolio (21.8%)	25,384	518,934
Small Cap Equity Index Portfolio (2.9%)	8,169	68,710
Small Cap Growth Portfolio (5.2%)	7,626	125,092
Small Cap Value Portfolio (4.9%)	10,343	116,566

TOTAL INVESTMENTS (Cost: $2,405,118) 100.0%		2,381,217

OTHER NET ASSETS -0.0% (1)		(134)

NET ASSETS 100.0%		$2,381,083

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2055 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (9.9%)	2,345	36,956
Equity Index Portfolio (34.6%)	2,557	129,415
International Portfolio (18.7%)	8,253	69,916
Mid-Cap Equity Index Portfolio (21.7%)	3,982	81,414
Small Cap Equity Index Portfolio (2.9%)	1,279	10,754
Small Cap Growth Portfolio (6.3%)	1,438	23,582
Small Cap Value Portfolio (5.9%)	1,961	22,105

TOTAL INVESTMENTS (Cost: $382,911) 100.0%		374,142

OTHER NET ASSETS -0.0% (1)		(39)

NET ASSETS 100.0%		$374,103

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2060 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (97.6%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (7.6%)	1,146	18,062
Equity Index Portfolio (32.8%)	1,532	77,517
International Portfolio (19.2%)	5,366	45,463
Mid-Cap Equity Index Portfolio (22.1%)	2,560	52,345
Small Cap Equity Index Portfolio (3.8%)	1,065	8,956
Small Cap Growth Portfolio (6.3%)	902	14,795
Small Cap Value Portfolio (5.8%)	1,206	13,588

TOTAL INVESTMENTS (Cost: $231,348) 97.6%		230,726

OTHER NET ASSETS 2.4%		5,728

NET ASSETS 100.0%		$236,454

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Abbreviations:	FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate values of these securities and their percentages of the respective Portfolios’ net assets were as follows:

Portfolio	Aggregate Market Value	Percentage of Net Assets
MID-TERM BOND PORTFOLIO	$21,531	0.1%
BOND PORTFOLIO	$80,741	0.2%

††	Level 3 Security.
(1)	Percentage is less than 0.05%.
(2)	U.S. Government guaranteed security.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Portfolio would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

As of September 30, 2020, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of one security in the Small Cap Equity Index Fund (see Note b below).

In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of September 30, 2020. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Portfolios’ investments and other financial instruments as of September 30, 2020:

Portfolio	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
Equity Index Portfolio
Common Stock - Indexed	$85,664,364	-	-		$85,664,364
Warrants - Indexed	$1,107	-	-		$1,107

	$85,665,471	-	-		$85,665,471

All America Portfolio
Common Stock - Indexed	$7,405,051	-	-		$7,405,051
Common Stock - Active	$5,258,020	-	-		$5,258,020
Temporary Cash Investment	-	$68,035	-		$68,035

	$12,663,071	$68,035	-		$12,731,106

Small Cap Value Portfolio
Common Stock	$6,010,261	-	-		$6,010,261
Temporary Cash Investment	-	$68,146	-		$68,146

	$6,010,261	$68,146	-		$6,078,407

Small Cap Growth Portfolio
Common Stock	$10,903,888	-	-		$10,903,888
Temporary Cash Investment	-	$166,499	-		$166,499

	$10,903,888	$166,499	-		$11,070,387

Small Cap Equity Index Portfolio
Common Stock - Indexed	$3,295,683	-	$-	(b)	$3,295,683

Mid Cap Value Portfolio
Common Stock	$1,474,992	-	-		$1,474,992
Temporary Cash Investment	-	$20,824	-		$20,824

	$1,474,992	$20,824	-		$1,495,816

Mid-Cap Equity Index Portfolio
Common Stock - Indexed	$39,435,155	-	-		$39,435,155

International Portfolio
Common Stock	$10,839,962	-	-		$10,839,962
Temporary Cash Investment	-	$94,052	-		$94,052

	$10,839,962	$94,052	-		$10,934,014

Retirement Income Portfolio
Common Stock	$3,130,911	-	-		$3,130,911

2015 Retirement Portfolio
Common Stock	$5,841,695	-	-		$5,841,695

2020 Retirement Portfolio
Common Stock	$15,555,573	-	-		$15,555,573

2025 Retirement Portfolio
Common Stock	$19,599,947	-	-		$19,599,947

2030 Retirement Portfolio
Common Stock	$10,469,167	-	-		$10,469,167

2035 Retirement Portfolio
Common Stock	$5,061,248	-	-		$5,061,248

2040 Retirement Portfolio
Common Stock	$4,316,287	-	-		$4,316,287

2045 Retirement Portfolio
Common Stock	$2,382,975	-	-		$2,382,975

2050 Retirement Portfolio
Common Stock	$2,381,217	-	-		$2,381,217

2055 Retirement Portfolio
Common Stock	$374,142	-	-		$374,142

2060 Retirement Portfolio
Common Stock	$230,726	-	-		$230,726

Conservative Allocation Portfolio
Common Stock	$8,303,944	-	-		$8,303,944

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Moderate Allocation Portfolio
Common Stock	$21,657,595	-	-	$21,657,595

Aggressive Allocation Portfolio
Common Stock	$3,686,766	-	-	$3,686,766

Mid-Term Bond Portfolio
U.S. Government Debt	-	$9,201,837	-	$9,201,837
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$5,925,776	-	$5,925,776
Long-Term Corporate Debt	-	$4,648,316	-	$4,648,316
Temporary Cash Investment	-	$66,565	-	$66,565

	-	$19,842,494	-	$19,842,494

Bond Portfolio
U.S. Government Debt	-	$16,018,481	-	$16,018,481
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$9,804,475	-	$9,804,475
Long-Term Corporate Debt	-	$8,274,536	-	$8,274,536
Temporary Cash Investment	-	$521,569	-	$521,569

	-	$34,619,061	-	$34,619,061
(b)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Period Ended September 30, 2020(c)
	Balance January 24, 2020(c)	Change in Unrealized Gains (Losses)	Realized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Purchases	Sales	Balance September 30, 2020(d)	Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of September 30, 2020
Small Cap Equity Index Portfolio - Indexed Common Stock	-	-	-	-	-	-	-	$- (e)	-

(c)	Portfolios commenced operations on January 24, 2020.
(d)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(e)	Level 3 security, Contra Progenics Pharmaceuticals, Inc. - contingent value rights with $0 fair value.

Security Valuation — Investment securities are carried at fair value as follows:

The Portfolios’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. Cash equivalents such as short-term temporary cash investments are valued at amortized cost.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Retirement Portfolios and the Allocation Portfolios value their investments in the underlying Portfolios of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Portfolio, Mid-Cap Equity Index Portfolio and a portion of the All America Portfolio each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds may purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Portfolio’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock. The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Investments in affiliated investment companies for period from January 24, 2020 (commencement of operations) through September 30, 2020 were as follows:

Affiliated Investment Company	Value as of January 24, 2020	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of September 30, 2020	Dividends	Realized Gain, Distributions
Retirement Income Portfolio
Bond Portfolio	$-	$1,012,029	$3,114	$23,791	$(104,512)	$934,422	$-	$-
Equity Index Portfolio	-	716,985	(4,800)	25,134	(99,737)	637,582	-	-
Mid-Cap Equity Index Portfolio	-	179,952	(2,300)	(4,719)	(16,393)	156,540	-	-
Mid-Term Bond Portfolio	-	1,008,526	1,972	20,055	(95,193)	935,360	-	-
Money Market Portfolio	-	513,973	87	544	(47,597)	467,007	-	-

Total	$-	$3,431,464	$(1,926)	$64,805	$(363,432)	$3,130,911	$-	$-

2015 Retirement Portfolio
Bond Portfolio	$-	$1,698,862	$1,379	$81,448	$(46,468)	$1,735,221	$-	$-
Equity Index Portfolio	-	1,562,964	(4,601)	45,421	(285,164)	1,318,620	-	-
International Portfolio	-	312,830	(1,552)	(14,153)	(7,995)	289,130	-	-
Mid-Cap Equity Index Portfolio	-	581,299	(7,325)	(44,636)	(59,793)	469,545	-	-
Mid-Term Bond Portfolio	-	1,434,396	949	54,728	(39,977)	1,450,096	-	-
Money Market Portfolio	-	593,995	39	1,040	(15,991)	579,083	-	-
Small Cap Growth Portfolio	-	54,110	2,120	-	(56,230)	-	-	-
Small Cap Value Portfolio	-	48,600	(10,518)	-	(38,082)	-	-	-

Total	$-	$6,287,056	$(19,509)	$123,848	$(549,700)	$5,841,695	$-	$-

2020 Retirement Portfolio
Bond Portfolio	$-	$4,854,083	$30,874	$194,230	$(772,130)	$4,307,057	$-	$-
Equity Index Portfolio	-	5,592,432	(52,518)	140,809	(1,698,515)	3,982,208	-	-
International Portfolio	-	1,547,068	(34,321)	(57,508)	(224,805)	1,230,434	-	-
Mid-Cap Equity Index Portfolio	-	2,025,063	(52,659)	(137,990)	(281,006)	1,553,408	-	-
Mid-Term Bond Portfolio	-	3,869,804	18,666	122,681	(618,213)	3,392,938	-	-
Money Market Portfolio	-	909,116	375	686	(140,502)	769,675	-	-
Small Cap Growth Portfolio	-	382,462	5,041	15,012	(237,444)	165,071	-	-
Small Cap Value Portfolio	-	346,375	(33,491)	(45,659)	(112,443)	154,782	-	-

Total	$-	$19,526,404	$(118,034)	$232,261	$(4,085,058)	$15,555,573	$-	$-

2025 Retirement Portfolio
Bond Portfolio	$-	$5,815,693	$26,694	$219,302	$(842,177)	$5,219,512	$-	$-
Equity Index Portfolio	-	7,900,797	(72,775)	224,866	(2,234,814)	5,818,074	-	-
International Portfolio	-	2,390,716	(43,160)	(90,543)	(322,349)	1,934,664	-	-
Mid-Cap Equity Index Portfolio	-	2,993,252	(64,441)	(197,984)	(386,819)	2,344,008	-	-
Mid-Term Bond Portfolio	-	3,943,808	13,798	104,570	(580,228)	3,481,948	-	-
Small Cap Growth Portfolio	-	878,533	11,731	38,972	(514,556)	414,680	-	-
Small Cap Value Portfolio	-	762,528	(56,417)	(114,494)	(204,556)	387,061	-	-

Total	$-	$24,685,327	$(184,570)	$184,689	$(5,085,499)	$19,599,947	$-	$-

2030 Retirement Portfolio
Bond Portfolio	$-	$3,017,629	$29,553	$110,278	$(789,216)	$2,368,244	$-	$-
Equity Index Portfolio	-	5,323,843	(148,113)	127,160	(1,775,354)	3,527,536	-	-
International Portfolio	-	1,797,195	(89,830)	(57,818)	(411,765)	1,237,782	-	-
Mid-Cap Equity Index Portfolio	-	2,521,430	(158,970)	(146,965)	(549,020)	1,666,475	-	-
Mid-Term Bond Portfolio	-	1,299,245	8,511	20,922	(297,024)	1,031,654	-	-
Small Cap Growth Portfolio	-	689,549	(12,724)	29,359	(375,998)	330,186	-	-
Small Cap Value Portfolio	-	605,510	(62,196)	(92,026)	(143,998)	307,290	-	-

Total	$-	$15,254,401	$(433,769)	$(9,090)	$(4,342,375)	$10,469,167	$-	$-

2035 Retirement Portfolio
Bond Portfolio	$-	$1,323,233	$10,638	$41,828	$(233,328)	$1,142,371	$-	$-
Equity Index Portfolio	-	2,416,560	(8,105)	73,209	(676,304)	1,805,360	-	-
International Portfolio	-	938,834	(13,289)	(29,245)	(151,891)	744,409	-	-
Mid-Cap Equity Index Portfolio	-	1,222,480	(26,689)	(73,894)	(215,033)	906,864	-	-
Small Cap Equity Index Portfolio	-	52,632	46	(1,155)	(2,664)	48,859	-	-
Small Cap Growth Portfolio	-	339,179	4,833	20,084	(151,520)	212,576	-	-
Small Cap Value Portfolio	-	312,036	(12,890)	(56,817)	(41,520)	200,809	-	-

Total	$-	$6,604,954	$(45,456)	$(25,990)	$(1,472,260)	$5,061,248	$-	$-

2040 Retirement Portfolio
Bond Portfolio	$-	$802,120	$4,512	$25,629	$(156,753)	$675,508	$-	$-
Equity Index Portfolio	-	2,150,471	(18,769)	68,418	(655,962)	1,544,158	-	-
International Portfolio	-	977,703	(17,468)	(24,987)	(171,526)	763,722	-	-
Mid-Cap Equity Index Portfolio	-	1,196,342	(27,325)	(57,639)	(212,967)	898,411	-	-
Small Cap Equity Index Portfolio	-	101,502	(2,656)	(1,302)	(14,774)	82,770	-	-
Small Cap Growth Portfolio	-	346,196	3,480	18,072	(186,073)	181,675	-	-
Small Cap Value Portfolio	-	324,422	(21,865)	(45,441)	(87,073)	170,043	-	-

Total	$-	$5,898,756	$(80,091)	$(17,250)	$(1,485,128)	$4,316,287	$-	$-

2045 Retirement Portfolio
Bond Portfolio	$-	$345,269	$844	$12,312	$(29,863)	$328,562	$-	$-
Equity Index Portfolio	-	1,031,280	(19,227)	29,812	(192,680)	849,185	-	-
International Portfolio	-	492,303	(11,915)	(18,380)	(40,465)	421,543	-	-
Mid-Cap Equity Index Portfolio	-	602,516	(19,461)	(40,088)	(47,208)	495,759	-	-
Small Cap Equity Index Portfolio	-	51,131	(1,177)	(1,597)	(2,886)	45,471	-	-
Small Cap Growth Portfolio	-	201,482	(662)	10,695	(85,850)	125,665	-	-
Small Cap Value Portfolio	-	183,597	(10,255)	(32,702)	(23,850)	116,790	-	-

Total	$-	$2,907,577	$(61,852)	$(39,948)	$(422,802)	$2,382,975	$-	$-

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

2050 Retirement Portfolio
Bond Portfolio	$-	$299,702	$1,268	$9,080	$(28,753)	$281,297	$-	$-
Equity Index Portfolio	-	972,889	(3,715)	34,412	(178,429)	825,157	-	-
International Portfolio	-	512,585	(5,226)	(15,836)	(46,062)	445,461	-	-
Mid-Cap Equity Index Portfolio	-	612,940	(8,510)	(32,159)	(53,337)	518,934	-	-
Small Cap Equity Index Portfolio	-	78,866	(1,429)	(1,794)	(6,933)	68,710	-	-
Small Cap Growth Portfolio	-	211,795	3,342	11,416	(101,461)	125,092	-	-
Small Cap Value Portfolio	-	191,604	(10,556)	(29,020)	(35,462)	116,566	-	-

Total	$-	$2,880,381	$(24,826)	$(23,901)	$(450,437)	$2,381,217	$-	$-

2055 Retirement Portfolio
Bond Portfolio	$-	$47,481	$242	$1,799	$(12,566)	$36,956	$-	$-
Equity Index Portfolio	-	194,502	(15,322)	4,726	(54,491)	129,415	-	-
International Portfolio	-	108,958	(10,196)	(3,701)	(25,145)	69,916	-	-
Mid-Cap Equity Index Portfolio	-	131,600	(15,645)	(6,690)	(27,851)	81,414	-	-
Small Cap Equity Index Portfolio	-	15,122	(1,419)	(262)	(2,687)	10,754	-	-
Small Cap Growth Portfolio	-	49,335	(2,672)	2,107	(25,188)	23,582	-	-
Small Cap Value Portfolio	-	45,930	(6,389)	(6,748)	(10,688)	22,105	-	-

Total	$-	$592,928	$(51,401)	$(8,769)	$(158,616)	$374,142	$-	$-

2060 Retirement Portfolio
Bond Portfolio	$-	$29,499	$453	$608	$(12,498)	$18,062	$-	$-
Equity Index Portfolio	-	134,987	(5,982)	3,641	(55,129)	77,517	-	-
International Portfolio	-	84,728	(6,708)	(1,229)	(31,328)	45,463	-	-
Mid-Cap Equity Index Portfolio	-	98,842	(8,360)	(2,109)	(36,028)	52,345	-	-
Smal Cap Equity Index Portfolio	-	15,232	(1,429)	(210)	(4,637)	8,956	-	-
Small Cap Growth Portfolio	-	34,759	(356)	1,418	(21,026)	14,795	-	-
Small Cap Value Portfolio	-	31,623	(4,268)	(2,741)	(11,026)	13,588	-	-

Total	$-	$429,670	$(26,650)	$(622)	$(171,672)	$230,726	$-	$-

Conservative Allocation Portfolio
Bond Portfolio	$-	$2,816,351	$15,375	$113,479	$(420,324)	$2,524,881	$-	$-
Equity Index Portfolio	-	2,427,901	(31,132)	88,178	(350,270)	2,134,677	-	-
International Portfolio	-	520,326	(11,347)	(20,416)	(70,054)	418,509	-	-
Mid-Cap Equity Index Portfolio	-	479,344	(14,478)	(26,322)	(70,053)	368,491	-	-
Mid-Term Bond Portfolio	-	3,228,785	13,713	105,266	(490,378)	2,857,386	-	-

Total	$-	$9,472,707	$(27,869)	$260,185	$(1,401,079)	$8,303,944	$-	$-

Moderate Allocation Portfolio
Bond Portfolio	$-	$6,447,271	$40,261	$271,122	$(1,321,092)	$5,437,562	$-	$-
Equity Index Portfolio	-	9,259,122	(324,199)	270,841	(1,429,455)	7,776,309	-	-
International Portfolio	-	2,777,428	(115,689)	(124,366)	(408,416)	2,128,957	-	-
Mid-Cap Equity Index Portfolio	-	4,185,776	(234,244)	(274,197)	(612,623)	3,064,712	-	-
Mid-Term Bond Portfolio	-	3,862,454	17,853	132,372	(762,624)	3,250,055	-	-

Total	$-	$26,532,050	$(616,017)	$275,772	$(4,534,210)	$21,657,595	$-	$-

Aggressive Allocation Portfolio
Bond Portfolio	$-	$1,019,709	$14,798	$35,459	$(328,412)	$741,554	$-	$-
Equity Index Portfolio	-	1,858,740	(13,205)	55,270	(564,730)	1,336,075	-	-
International Portfolio	-	810,778	(21,083)	(28,005)	(216,310)	545,380	-	-
Mid-Cap Equity Index Portfolio	-	1,073,246	(40,587)	(56,269)	(288,412)	687,978	-	-
Small Cap Growth Portfolio	-	270,077	(96)	20,373	(72,104)	218,250	-	-
Small Cap Value Portfolio	-	290,729	(22,621)	(38,475)	(72,104)	157,529	-	-

Total	$-	$5,323,279	$(82,794)	$(11,647)	$(1,542,072)	$3,686,766	$-	$-